UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	05-31-2016

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
California High-Yield Municipal Fund
May 31, 2016

California High-Yield Municipal - Schedule of Investments
MAY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 100.1%
California — 98.3%
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/37	2,000,000	2,275,660
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/43	3,500,000	4,100,810
ABC Unified School District GO, Capital Appreciation, 0.00%, 8/1/21 (NATL)(1)	1,000,000	918,630
Alameda Community Facilities District Special Tax, 5.00%, 9/1/42	1,250,000	1,426,613
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/26	2,000,000	2,427,460
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,440,480
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	1,500,000	1,791,300
Alhambra Rev., (Atherton Baptist Homes), 7.50%, 1/1/30	1,480,000	1,643,954
Anaheim Public Financing Authority Rev., 5.00%, 5/1/46	4,400,000	5,195,916
Antelope Valley Healthcare District Rev., 5.00%, 3/1/26	5,000,000	5,853,550
Antelope Valley Healthcare District Rev., 5.00%, 3/1/46	5,000,000	5,366,700
Antelope Valley-East Kern Water Agency Rev., 5.00%, 6/1/35	2,320,000	2,837,267
Arcadia Unified School District GO, 5.00%, 6/1/44	5,000,000	5,859,700
Bay Area Toll Authority Rev., 5.00%, 4/1/43	1,000,000	1,178,800
Bay Area Toll Authority Rev., 5.00%, 10/1/54	2,000,000	2,353,920
Bay Area Toll Authority Rev., VRDN, 1.10%, 6/2/16	1,450,000	1,450,348
Bay Area Toll Authority Rev., VRDN, 1.50%, 6/2/16	2,500,000	2,485,075
Bay Area Toll Authority Rev., VRDN, 1.65%, 6/2/16	1,000,000	988,490
Beaumont Financing Authority Special Tax, 6.875%, 9/1/36	1,050,000	1,060,920
Beaumont Unified School District GO, Capital Appreciation, 0.00%, 8/1/40 (AGM)(1)	2,000,000	808,500
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/21 (AGM)(1)	1,190,000	1,084,578
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/22 (AGM)(1)	1,220,000	1,073,088
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/23 (AGM)(1)	1,000,000	845,330
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(1)	20,000,000	1,976,000
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.65%, 6/1/41	1,500,000	1,522,125
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/25	715,000	891,498
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31 (GA: Brandman University)	1,820,000	2,090,234
California Educational Facilities Authority Rev., (Pepperdine University), 5.00%, 9/1/33	2,000,000	2,392,340
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/34	1,000,000	1,200,300
California Educational Facilities Authority Rev., (University of Redlands), 3.50%, 10/1/35	800,000	838,272
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/39	2,000,000	2,229,560
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County), 6.50%, 11/1/38 (GA: Children's Healthcare of California)	3,000,000	3,536,760
California Health Facilities Financing Authority Rev., (Dignity Health Obligated Group), 6.00%, 7/1/39	4,300,000	4,917,265
California Health Facilities Financing Authority Rev., (Hope Obligated Group), 5.00%, 11/15/39	1,910,000	2,222,075
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/26	1,020,000	1,207,384
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), VRDN, 1.45%, 3/15/17, Prerefunded at 100% of Par(2)	1,910,000	1,922,568
California Health Facilities Financing Authority Rev., (Providence Health & Services Obligated Group), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	1,000,000	1,134,110
California Health Facilities Financing Authority Rev., (Providence Health & Services Obligated Group), 5.00%, 10/1/38	2,000,000	2,360,760
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), 5.50%, 10/1/20	1,500,000	1,668,180
California Health Facilities Financing Authority Rev., (St. Joseph Health System Obligated Group), 5.00%, 7/1/37	445,000	522,479

California Health Facilities Financing Authority Rev., (St. Joseph Health System Obligated Group), VRDN, 5.00%, 10/18/22	2,200,000	2,665,652
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 8/15/51	2,500,000	2,861,725
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.25%, 8/15/31	2,030,000	2,451,631
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/35	2,000,000	2,367,940
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/43	2,880,000	3,406,291
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/52	5,000,000	5,830,000
California Health Facilities Financing Authority Rev., VRDN, 0.29%, 6/1/16 (LOC: U.S. Bank N.A.)	11,100,000	11,100,000
California Infrastructure & Economic Development Bank Rev., (Colburn School), VRDN, 1.40%, 6/2/16	2,190,000	2,193,438
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRDN, 2.07%, 6/2/16	1,000,000	1,021,850
California Infrastructure & Economic Development Bank Rev., (Pacific Gas & Electric Co.), VRDN, 0.27%, 6/1/16 (LOC: Union Bank N.A.)	1,100,000	1,100,000
California Infrastructure & Economic Development Bank Rev., (Pacific Gas & Electric Co.), VRDN, 0.27%, 6/1/16 (LOC: Union Bank N.A.)	7,900,000	7,900,000
California Mobilehome Park Financing Authority Rev., (Millennium Housing of California), 5.50%, 12/15/41	2,000,000	2,017,340
California Municipal Finance Authority COP, (Community Hospitals of Central California Obligated Group), 5.50%, 2/1/39	1,450,000	1,605,455
California Municipal Finance Authority Rev., (American Heritage/Escondido/Heritage K-8 Charter School Obligated Group), 5.00%, 6/1/36	1,000,000	1,139,230
California Municipal Finance Authority Rev., (American Heritage/Escondido/Heritage K-8 Charter School Obligated Group), 5.00%, 6/1/46	1,000,000	1,116,610
California Municipal Finance Authority Rev., (Azusa Pacific University), 8.00%, 4/1/21, Prerefunded at 100% of Par(2)	3,335,000	4,379,322
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	1,860,000	2,097,987
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.875%, 10/1/34	1,000,000	1,079,850
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,953,035
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/20	600,000	681,954
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/22	360,000	421,600
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46	3,615,000	4,125,980
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/35	350,000	397,397
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/40	500,000	566,130
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/44	300,000	338,733
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.125%, 7/1/35(3)	905,000	991,618
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(3)	1,400,000	1,542,548
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	950,000	1,055,241
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,750,000	1,919,487
California Pollution Control Financing Authority Rev., 5.00%, 11/21/45(3)	3,165,000	3,276,218
California Pollution Control Financing Authority Rev., (Pacific Gas & Electric Co.), VRDN, 0.35%, 6/1/16 (LOC: TD Bank N.A.)	3,600,000	3,600,000
California School Finance Authority Rev., (52nd & Crenshaw LLC), 6.00%, 10/1/49	700,000	771,897
California School Finance Authority Rev., (Alliance College-Ready Public Schools Facilities Corp.), 5.00%, 7/1/45(3)	5,000,000	5,453,100
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/27(3)	500,000	588,040
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/28(3)	685,000	800,190
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/29(3)	795,000	925,205
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/30(3)	400,000	464,120
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/31(3)	500,000	577,115
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(3)	1,000,000	1,137,090
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(3)	1,000,000	1,129,470
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(3)	1,265,000	1,294,348
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(3)	1,000,000	1,025,940
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/46(3)	2,325,000	2,399,772
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/51(3)	2,000,000	2,057,080

California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(3)	3,500,000	3,803,310
California School Finance Authority Rev., (Klare Holdings), 4.125%, 7/1/24	475,000	515,432
California School Finance Authority Rev., (Klare Holdings), 5.00%, 7/1/34	500,000	554,465
California School Finance Authority Rev., (Klare Holdings), 5.125%, 7/1/44	700,000	768,901
California School Finance Authority Rev., (Klare Holdings), 5.00%, 7/1/45(3)	1,650,000	1,811,848
California School Finance Authority Rev., (Launchpad Development Obligated Group), 5.00%, 6/1/21(3)	400,000	438,544
California School Finance Authority Rev., (Launchpad Development Obligated Group), 5.00%, 6/1/26(3)	500,000	557,190
California School Finance Authority Rev., (Launchpad Development Obligated Group), 5.00%, 6/1/31(3)	870,000	938,147
California School Finance Authority Rev., (Launchpad Development Obligated Group), 5.00%, 6/1/36(3)	1,000,000	1,058,140
California School Finance Authority Rev., (Launchpad Development Obligated Group), 5.00%, 6/1/46(3)	2,100,000	2,186,940
California State Public Works Board Rev., 5.00%, 3/1/17	1,000,000	1,032,870
California State Public Works Board Rev., 4.00%, 11/1/17	1,235,000	1,292,872
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(2)	500,000	612,435
California State Public Works Board Rev., 5.00%, 9/1/23, Prerefunded at 100% of Par(2)	1,500,000	1,881,780
California State Public Works Board Rev., 5.00%, 4/1/25	1,500,000	1,807,755
California State Public Works Board Rev., 5.75%, 10/1/30	2,000,000	2,316,180
California State Public Works Board Rev., 5.75%, 10/1/31	1,000,000	1,229,710
California State Public Works Board Rev., 5.00%, 12/1/31	975,000	1,158,476
California State Public Works Board Rev., 6.00%, 3/1/35	1,250,000	1,475,238
California State Public Works Board Rev., 5.00%, 4/1/37	5,465,000	6,333,935
California State Public Works Board Rev., 5.00%, 11/1/38	2,350,000	2,819,318
California State Public Works Board Rev., 5.00%, 9/1/39	7,000,000	8,354,570
California Statewide Communities Development Authority Rev., (899 Charleston LLC), 5.25%, 11/1/44	1,500,000	1,607,895
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/35	1,785,000	2,150,943
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/43 (GA: American Baptist Homes Foundation)	1,200,000	1,342,224
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/45	2,400,000	2,755,488
California Statewide Communities Development Authority Rev., (be.group), 7.25%, 11/15/41(3)	2,500,000	2,913,750
California Statewide Communities Development Authority Rev., (California Baptist University), 5.50%, 11/1/38	7,000,000	7,233,030
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 3.50%, 5/15/36	5,735,000	5,847,234
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/40	1,000,000	1,183,300
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/34	1,500,000	1,753,155
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/44	2,760,000	3,197,543
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/30	1,250,000	1,434,288
California Statewide Communities Development Authority Rev., (Episcopal Communities & Services for Seniors), 5.00%, 5/15/42	1,500,000	1,673,310
California Statewide Communities Development Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43 (AGM)	1,000,000	1,178,090
California Statewide Communities Development Authority Rev., (Independence Support LLC), 7.00%, 6/1/45	7,000,000	7,066,430
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.25%, 8/1/31	4,000,000	4,027,760
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/42	6,000,000	6,927,240
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.625%, 6/1/33	2,500,000	2,574,775
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(3)	1,000,000	1,184,980
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(3)	1,000,000	1,128,350
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(3)	1,000,000	1,114,920

California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	5,000,000	5,615,100
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(3)	3,000,000	3,334,110
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/56(3)	8,250,000	9,310,785
California Statewide Communities Development Authority Rev., (Los Angeles Jewish Home for the Aging Obligated Group), 3.00%, 8/1/21 (GA: Jewish Home Foundation/California Mortgage Insurance)	1,300,000	1,309,841
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRDN, 1.375%, 4/2/18	4,350,000	4,381,146
California Statewide Communities Development Authority Rev., (Sutter Health Obligated Group), 5.05%, 8/15/38 (AGM)	1,650,000	1,755,798
California Statewide Communities Development Authority Rev., (Trinity Health Corp. Obligated Group), 5.00%, 12/1/41	1,100,000	1,252,614
California Statewide Communities Development Authority Special Assessment, 2.70%, 9/2/22	345,000	350,230
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/23	355,000	362,235
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/24	365,000	373,709
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/35	1,920,000	2,169,600
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/45	3,810,000	4,235,920
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/36	1,000,000	1,123,210
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	4,515,000	5,072,557
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/45	1,500,000	1,634,310
Carson Redevelopment Agency Successor Agency Tax Allocation, 7.00%, 10/1/36	2,000,000	2,369,040
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/29 (AGM)	1,250,000	1,507,863
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/30 (AGM)	1,315,000	1,580,564
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/31 (AGM)	1,380,000	1,651,391
Chaffey Joint Union High School District GO, 5.00%, 8/1/32	2,000,000	2,431,460
Chula Vista Rev., (San Diego Gas & Electric Co.), 5.875%, 1/1/34	1,000,000	1,138,760
Clovis Unified School District GO, 5.00%, 8/1/38	3,000,000	3,598,050
Corcoran COP, 8.75%, 6/1/16 (Acquired 4/28/92, cost $110,000)(4)	110,000	110,000
Corona-Norca Unified School District Special Tax, 4.00%, 9/1/45	2,000,000	2,081,920
Del Mar Race Track Authority Rev., 5.00%, 10/1/29	1,010,000	1,140,593
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	2,000,000	2,248,800
Dixon Special Tax, 5.00%, 9/1/45	4,780,000	5,227,456
Duarte Unified School District GO, Capital Appreciation, 0.00%, 11/1/23 (AGM)(1)	1,150,000	970,704
Eastern Municipal Water District COP, 5.00%, 7/1/33	4,000,000	4,341,200
Eastern Municipal Water District Special Tax, 5.00%, 9/1/36	3,575,000	4,096,485
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	590,000	707,103
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AGM)	1,000,000	1,187,750
Escondido Joint Powers Financing Authority Rev., 5.00%, 9/1/31	1,355,000	1,601,407
Fairfield Redevelopment Agency Tax Allocation, 4.00%, 8/1/16	1,000,000	1,005,670
Foothill-De Anza Community College District GO, Capital Appreciation, 0.00%, 8/1/21 (NATL)(1)	3,000,000	2,762,130
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,000,000	2,134,980
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(5)	2,200,000	1,866,084
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	4,000,000	4,806,920
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	27,500,000	32,814,100
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	3,750,000	4,458,562
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/40	3,000,000	3,396,720
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	2,257,120
Golden State Tobacco Securitization Corp. Rev., 4.50%, 6/1/27	4,650,000	4,688,223
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	1,500,000	1,802,715
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/33	3,000,000	3,019,680
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	3,000,000	3,050,820

Golden State Tobacco Securitization Corp. Rev., 5.125%, 6/1/47	15,400,000	15,400,154
Golden State Tobacco Securitization Corp. Rev., 5.75%, 6/1/47	18,805,000	19,022,950
Grossmont Union High School District GO, 5.00%, 8/1/43	1,225,000	1,444,116
Hayward Area Recreation and Park District COP, 5.125%, 1/1/39	1,500,000	1,729,560
Hayward Unified School District GO, 4.00%, 8/1/17 (AGM)	1,650,000	1,711,760
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/34	350,000	401,856
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/39	2,100,000	2,383,542
Hesperia Special Tax, 5.00%, 9/1/29	1,060,000	1,194,058
Hesperia Special Tax, 5.00%, 9/1/35	2,690,000	2,961,959
Hesperia Public Financing Authority Tax Allocation, 5.50%, 9/1/32 (XLCA)	3,000,000	3,079,620
Hesperia Public Financing Authority Tax Allocation, 5.50%, 9/1/37 (XLCA)	2,025,000	2,072,992
Huntington Beach Community Facilities District Special Tax, 5.375%, 9/1/33	1,700,000	1,972,034
Imperial Irrigation District Electric System Rev. Rev., 5.00%, 11/1/36	4,000,000	4,889,160
Independent Cities Finance Authority Rev., (Augusta Communities LLC), 5.00%, 5/15/39	2,500,000	2,713,975
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 5.00%, 9/15/36	1,000,000	1,060,940
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 5.00%, 9/15/36	1,500,000	1,626,240
Independent Cities Finance Authority Rev., (Millennium Housing LLC), 6.75%, 8/15/46	2,500,000	2,921,000
Independent Cities Finance Authority Rev., (Millennium Housing LLC), 5.00%, 10/15/47	5,000,000	5,404,700
Independent Cities Lease Finance Authority Rev., (Millennium Housing of California), 5.70%, 11/15/47	3,430,000	3,528,029
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,308,390
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,680,000	3,056,031
Irvine Special Assessment, 5.00%, 9/2/24	700,000	827,176
Irvine Special Assessment, 5.00%, 9/2/26	600,000	700,278
Irvine Special Assessment, 5.00%, 9/2/29	700,000	816,914
Irvine Special Assessment, 5.00%, 9/2/30	350,000	407,435
Irvine Special Assessment, 5.00%, 9/2/42	1,500,000	1,695,870
Irvine Special Tax, 5.00%, 9/1/49	4,500,000	5,090,310
Irvine Unified School District Special Tax, 6.70%, 9/1/35	515,000	599,336
Jurupa Community Services District Special Tax, 8.875%, 9/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,364,560
Jurupa Community Services District Special Tax, 5.00%, 9/1/37	250,000	278,593
Jurupa Community Services District Special Tax, 5.00%, 9/1/42	1,000,000	1,110,350
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/31	1,100,000	1,311,046
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/42	1,000,000	1,143,590
Kaweah Delta Health Care District Rev., 4.00%, 6/1/45	4,690,000	4,953,203
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/36	1,100,000	1,203,455
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/40	2,380,000	2,664,553
Lammersville Joint Unified School District Special Tax, 6.00%, 9/1/43	1,250,000	1,513,325
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,150,000	1,517,782
Long Beach Marina System Rev. (Alamitos Bay Marina Project), 5.00%, 5/15/45	5,245,000	5,931,413
Los Alamitos Unified School District COP, Capital Appreciation, 0.00%, 8/1/42(5)	1,300,000	1,127,776
Los Angeles Community College District GO, 5.00%, 8/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,183,900
Los Angeles Community Facilities District Special Tax, 6.40%, 9/1/22	995,000	1,005,756
Los Angeles County COP, 5.00%, 3/1/23	1,000,000	1,221,380
Los Angeles County Regional Financing Authority Rev., (MonteCedro, Inc.), 3.00%, 11/15/20 (California Mortgage Insurance)	90,000	90,204
Los Angeles County Regional Financing Authority Rev., (MonteCedro, Inc.), 3.00%, 11/15/21 (California Mortgage Insurance)	475,000	476,074
Los Angeles County Schools COP, 4.00%, 6/1/18 (AGM)	1,650,000	1,744,627
Los Angeles County Schools COP, 5.00%, 6/1/19 (AGM)	1,200,000	1,339,368
Los Angeles County Schools COP, 5.00%, 6/1/20 (AGM)	1,305,000	1,495,439

Los Angeles County Schools COP, 5.00%, 6/1/21 (AGM)	1,895,000	2,225,829
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	2,000,000	2,274,300
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/30	3,500,000	4,267,655
Los Angeles Department of Water & Power Rev., VRDN, 0.27%, 6/1/16 (SBBPA: Citibank N.A.)	11,850,000	11,850,000
Los Angeles Unified School District COP, 5.00%, 10/1/29	350,000	417,382
Los Angeles Unified School District GO, 5.00%, 7/1/18	3,335,000	3,628,880
Los Angeles Unified School District GO, 5.00%, 7/1/24	3,430,000	4,089,555
Los Angeles Unified School District GO, 5.00%, 7/1/30	1,155,000	1,425,027
Los Angeles Wastewater System Rev., 5.00%, 6/1/32	3,000,000	3,594,660
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup, Inc.)	1,700,000	2,550,646
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup, Inc.)	4,000,000	5,768,080
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/26	755,000	917,166
Menifee Union School District Public Financing Authority Special Tax, 4.00%, 9/1/27	420,000	462,122
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/28	325,000	386,393
Modesto Irrigation District COP, 6.00%, 10/1/39	3,000,000	3,405,570
Montebello Community Redevelopment Agency Successor Agency Tax Allocation, 8.10%, 3/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,257,140
Moorpark Rev., (Villa del Arroyo Moorpark LLC), 6.50%, 5/15/41	4,000,000	4,626,200
Municipal Improvement Corp. of Los Angeles Rev., 4.00%, 11/1/34(6)	1,600,000	1,784,656
Municipal Improvement Corp. of Los Angeles Rev., 4.00%, 11/1/35(6)	2,000,000	2,217,420
Murrieta Financing Authority Special Tax, 5.00%, 9/1/31	1,735,000	1,970,492
Northern California Power Agency Rev., 5.00%, 7/1/31	1,090,000	1,288,075
Norwalk-La Mirada Unified School District GO, Capital Appreciation, 0.00%, 8/1/38 (AGC)(1)	10,000,000	4,383,900
Oakland Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/16, Prerefunded at 100% of Par (Ambac)(2)	5,000,000	5,055,800
Oakland Unified School District/Alameda County GO, 6.125%, 8/1/29	2,500,000	2,845,325
Oakland Unified School District/Alameda County GO, 5.50%, 8/1/32	2,150,000	2,556,995
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/35	1,200,000	1,408,908
Oakland Unified School District/Alameda County GO, 6.625%, 8/1/38	770,000	941,556
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/40	3,750,000	4,376,475
Ohlone Community College District GO, 5.00%, 8/1/31	3,000,000	3,496,260
Orange Community Facilities District Special Tax, 5.00%, 10/1/40 (AGM)	2,000,000	2,330,520
Orange County Community Facilities District Special Tax, 5.25%, 8/15/45	4,000,000	4,663,040
Orange County Transportation Authority Rev., 5.00%, 8/15/30	2,400,000	2,897,616
Orange County Water District Rev., 5.00%, 8/15/33	1,900,000	2,310,533
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	2,095,000	2,485,990
Oxnard Financing Authority Rev., 5.00%, 6/1/34 (AGM)	2,750,000	3,252,260
Palm Springs Financing Authority Rev., 5.00%, 6/1/35	4,000,000	4,638,520
Palomar Health COP, 5.50%, 11/1/19	5,000,000	5,441,100
Palomar Health COP, 6.75%, 11/1/39	2,750,000	3,074,362
Paramount Unified School District GO, Capital Appreciation, 0.00%, 8/1/51 (BAM)(1)	12,500,000	1,413,000
Patterson Joint Unified School District GO, Capital Appreciation, 0.00%, 3/1/49 (AGM)(1)	8,160,000	2,488,800
Perris Union High School District Special Tax, 5.00%, 9/1/41	2,000,000	2,250,540
Pleasant Valley School District/Ventura County GO, 5.85%, 8/1/31 (NATL)	4,835,000	5,999,993
Poway Unified School District Rev., 7.875%, 9/15/39	3,760,000	4,400,854
Poway Unified School District Special Tax, 5.00%, 9/1/36	585,000	651,555
Poway Unified School District Special Tax, 3.375%, 9/1/42(6)	2,500,000	2,489,700
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/34	1,000,000	1,164,260
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/35	1,000,000	1,160,170
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/36	1,250,000	1,446,925

Rancho Cordova Community Facilities District Special Tax, 5.00%, 9/1/40	1,195,000	1,320,941
Rancho Cordova Community Facilities District Special Tax, 5.00%, 9/1/45	1,250,000	1,389,700
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (Ambac)(1)	3,405,000	2,289,726
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/35	2,550,000	2,899,528
Rio Elementary School District Community Facilities District Special Tax, 5.50%, 9/1/39	1,785,000	2,023,155
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	1,500,000	1,652,220
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	5,000,000	5,507,400
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/30	1,035,000	1,164,044
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/35	2,520,000	2,789,514
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/40	2,250,000	2,446,402
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/42	3,000,000	3,231,870
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/44	2,735,000	2,962,661
Riverside County Public Financing Authority Tax Allocation, 4.00%, 10/1/36 (BAM)	2,500,000	2,721,250
Riverside County Redevelopment Successor Agency Tax Allocation, 6.25%, 10/1/30	2,200,000	2,602,996
Riverside County Transportation Commission Rev., 5.25%, 6/1/39	800,000	980,176
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(1)	2,000,000	717,340
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(1)	3,320,000	1,128,501
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(1)	5,000,000	1,588,600
Riverside County Transportation Commission Rev., 5.75%, 6/1/44	500,000	587,615
Riverside Sewer Rev., 5.00%, 8/1/40	2,000,000	2,366,940
Romoland School District Special Tax, 5.00%, 9/1/35	4,685,000	5,354,018
Romoland School District Special Tax, 5.00%, 9/1/38	2,900,000	3,287,614
Romoland School District Special Tax, 5.00%, 9/1/43	2,640,000	2,890,325
Roseville Special Tax, 5.00%, 9/1/37	1,250,000	1,431,013
Roseville Special Tax, 6.125%, 9/1/38	2,600,000	2,751,476
Roseville Special Tax, 5.00%, 9/1/44	1,650,000	1,790,629
Roseville Electric System Rev., 5.00%, 2/1/37	925,000	1,035,778
Sacramento County Special Tax, 5.00%, 9/1/40(6)	1,000,000	1,162,890
Sacramento County Special Tax, 5.00%, 9/1/45(6)	1,500,000	1,738,170
Sacramento County Special Tax, 5.00%, 9/1/46(6)	2,385,000	2,674,658
Sacramento County Airport System Rev. (Grant Revenue Bonds), 6.00%, 7/1/35	4,000,000	4,407,800
Sacramento Municipal Utility District Rev., 5.00%, 8/15/31	625,000	750,269
Sacramento Municipal Utility District Rev., 5.00%, 8/15/33	1,000,000	1,200,430
Sacramento Regional Transit District Rev., 5.00%, 3/1/42	1,300,000	1,465,061
Sacramento Transportation Authority Rev., 5.00%, 10/1/24	1,055,000	1,299,855
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 2.00%, 12/1/17 (AGM)	2,675,000	2,720,020
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/21 (AGM)	3,900,000	4,614,207
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/23 (AGM)	2,425,000	2,972,371
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	9,350,000	11,562,210
San Clemente Special Tax, 5.00%, 9/1/46	2,000,000	2,273,880
San County Bernardino Special Tax, 5.00%, 9/1/33	3,000,000	3,363,240
San County Diego Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	835,000	1,056,108
San County Diego Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/26	525,000	657,935
San County Diego Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	725,000	886,784
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/24	300,000	366,588
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/25	955,000	1,156,333
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/26	500,000	599,340
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/43	2,500,000	2,873,625
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	1,500,000	1,718,520

San Diego County Water Authority Financing Corp. Rev., 5.00%, 5/1/33	1,500,000	1,795,650
San Diego Public Facilities Financing Authority Rev., 5.00%, 4/15/37	2,000,000	2,266,780
San Diego Public Facilities Financing Authority Rev., 5.00%, 10/15/44	2,660,000	3,187,904
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/30	2,000,000	2,421,300
San Diego Redevelopment Agency Successor Agency Tax Allocation, 7.00%, 11/1/39	3,000,000	3,578,280
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	897,953
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.25%, 5/1/18, Prerefunded at 100% of Par(2)	3,000,000	3,262,110
San Francisco City & County Redevelopment Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(1)	5,500,000	1,270,005
San Francisco City & County Redevelopment Agency Tax Allocation, 6.625%, 8/1/19, Prerefunded at 100% of Par(2)	2,000,000	2,360,180
San Francisco City & County Redevelopment Agency Tax Allocation, 6.75%, 2/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,255,000
San Francisco City & County Redevelopment Agency Tax Allocation, 7.00%, 2/1/21, Prerefunded at 100% of Par(2)	1,250,000	1,581,613
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/33	780,000	917,545
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/43	1,000,000	1,154,840
San Gorgonio Memorial Health Care District GO, 4.00%, 8/1/17	435,000	451,230
San Gorgonio Memorial Health Care District GO, 4.00%, 8/1/18	515,000	548,789
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/20	1,000,000	1,150,810
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/21	275,000	323,670
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/32	450,000	520,281
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/33	280,000	322,146
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/34	335,000	383,960
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/25 (NATL)(1)	3,090,000	2,408,655
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NATL)(1)	165,000	106,088
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NATL)(1)	16,000,000	9,387,520
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NATL)(1)	290,000	162,304
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NATL)(1)	1,335,000	627,944
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	6,000,000	6,704,400
San Jose Airport Rev., 5.25%, 3/1/34	2,605,000	3,004,242
San Mateo Special Tax, 6.00%, 9/1/42	500,000	575,750
San Mateo Special Tax, 5.50%, 9/1/44	2,250,000	2,546,820
Santa Barbara Secondary High School District GO, 0.00%, 8/1/36(1)	10,000,000	4,858,200
Santa Barbara Secondary High School District GO, 0.00%, 8/1/40(1)	3,795,000	1,591,965
Santa Cruz County Redevelopment Agency Tax Allocation, 7.00%, 9/1/36	3,000,000	3,552,540
Santa Margarita Water District Special Tax, 5.625%, 9/1/43	1,250,000	1,431,913
Santaluz Community Facilities District No. 2 Special Tax, 5.10%, 9/1/21, Prerefunded at 103% of Par(2)	465,000	521,460
Saugus-Castaic School Facilities Financing Authority Special Tax, 6.00%, 9/1/43	1,480,000	1,724,644
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/41	1,235,000	1,404,714
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/46	1,250,000	1,417,875
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(1)	12,000,000	3,957,240
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(1)	5,000,000	1,147,500
South Placer Wastewater Authority Rev., VRN, 0.73%, 6/2/16	2,985,000	2,969,508
Southern California Public Power Authority Rev., 5.25%, 11/1/19 (GA: Goldman Sachs & Co.)	2,445,000	2,767,569
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs & Co.)	3,755,000	4,663,447
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(1)	1,800,000	1,203,390
Southwestern Community College District GO, Capital Appreciation, 0.00%, 8/1/46(1)	5,425,000	1,811,624
State of California GO, 4.00%, 9/1/17	10,000,000	10,420,900
State of California GO, 5.00%, 11/1/19	5,000,000	5,679,100
State of California GO, 5.25%, 2/1/30	5,000,000	5,999,800
State of California GO, 5.00%, 2/1/38	4,635,000	5,495,534
State of California GO, 6.00%, 4/1/38	5,000,000	5,710,200

State of California GO, 5.00%, 2/1/43	5,650,000	6,656,491
State of California GO, VRDN, 0.27%, 6/1/16 (LOC: Citibank N.A.)	4,700,000	4,700,000
State of California GO, VRDN, 4.00%, 12/1/16	2,000,000	2,000,000
State of California GO, VRN, 1.30%, 6/2/16	2,000,000	2,012,160
State of California GO, VRN, 1.40%, 6/2/16	800,000	806,768
State of California GO, VRN, 1.55%, 6/2/16	960,000	974,842
Stockton Public Financing Authority Rev., 5.00%, 9/1/28 (BAM)	2,215,000	2,687,327
Stockton Public Financing Authority Rev., 5.00%, 9/1/29 (BAM)	1,750,000	2,113,860
Stockton Public Financing Authority Rev., 6.25%, 10/1/40	1,750,000	2,195,147
Stockton Unified School District GO, 5.00%, 8/1/31	4,620,000	5,606,231
Stockton Unified School District GO, 5.00%, 8/1/42 (AGM)	705,000	823,666
Sunnyvale Special Tax, 7.75%, 8/1/32	6,500,000	6,516,770
Susanville Public Financing Authority Rev., 6.00%, 6/1/45	3,000,000	3,347,100
Sutter Union High School District GO, Capital Appreciation, 0.00%, 6/1/50 (BAM)(1)	2,935,000	730,345
Sweetwater Union High School District GO, 4.00%, 8/1/42	5,000,000	5,447,400
Tahoe-Truckee Unified School District GO, Capital Appreciation, 0.00%, 8/1/22 (NATL)(1)	2,690,000	2,373,548
Tahoe-Truckee Unified School District GO, Capital Appreciation, 0.00%, 8/1/23 (NATL)(1)	2,220,000	1,895,347
Tejon Ranch Public Facilities Finance Authority Special Tax, 5.00%, 9/1/45	4,000,000	4,480,480
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), 5.50%, 6/1/45	2,000,000	1,999,860
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/37	2,250,000	2,249,887
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.125%, 6/1/46	6,750,000	6,749,595
Tracy Community Facilities District No. 2006-01 Special Tax, 5.75%, 9/1/36	3,105,000	3,109,378
Tracy Public Financing Authority Special Tax, 4.00%, 9/2/18	1,900,000	2,015,786
Tracy Public Financing Authority Special Tax, 5.00%, 9/2/19	2,285,000	2,546,084
Tracy Public Financing Authority Special Tax, 5.00%, 9/2/20	2,100,000	2,392,908
Tri-Dam Power Authority Rev., 4.00%, 11/1/16	2,165,000	2,185,784
Tulare Sewer Rev., 5.00%, 11/15/22 (AGM)	500,000	608,885
Tulare Sewer Rev., 5.00%, 11/15/24 (AGM)	500,000	629,050
Tulare Sewer Rev., 5.00%, 11/15/25 (AGM)	400,000	507,800
Tuolumne Wind Project Authority Rev., 5.875%, 1/1/29	2,000,000	2,252,940
Turlock Public Financing Authority Tax Allocation, 7.50%, 9/1/39	2,770,000	3,460,810
Tustin Community Facilities District Special Tax, 6.00%, 9/1/17, Prerefunded at 100% of Par(2)	4,945,000	5,268,700
Tustin Community Facilities District Special Tax, 6.00%, 9/1/17, Prerefunded at 100% of Par(2)	1,300,000	1,385,098
Tustin Community Facilities District Special Tax, 5.00%, 9/1/37	3,330,000	3,870,159
Tustin Community Facilities District Special Tax, 5.00%, 9/1/40	1,100,000	1,249,116
Tustin Community Facilities District Special Tax, 5.00%, 9/1/45	2,200,000	2,488,860
Tustin Public Financing Authority Rev., 5.00%, 4/1/43	1,000,000	1,163,780
Tustin Unified School District Special Tax, 5.75%, 9/1/30	1,000,000	1,123,640
Tustin Unified School District Special Tax, 6.00%, 9/1/40	1,500,000	1,743,675
Twin Rivers Unified School District COP, VRDN, 3.20%, 6/1/20 (AGM)	1,750,000	1,752,677
Twin Rivers Unified School District COP, VRDN, 3.20%, 6/1/20 (AGM)	1,000,000	1,001,530
University of California Rev., 5.00%, 5/15/37	5,000,000	5,886,050
Val Verde Unified School District Special Tax, 5.00%, 9/1/37	1,750,000	1,963,097
Ventura County Community College District GO, 5.50%, 8/1/18, Prerefunded at 100% of Par(2)	1,600,000	1,765,744
Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	477,760
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	1,032,620
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	784,478
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	1,046,650

Whittier Rev., (Presbyterian Intercommunity Hospital Obligated Group), 5.00%, 6/1/44	3,500,000	4,022,760
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/16 (AGM)(1)	3,545,000	3,541,845
Yuba City Unified School District GO, Capital Appreciation, 0.00%, 3/1/25 (NATL)(1)	1,500,000	1,197,615
		1,064,010,529
Guam — 1.3%
Guam Government GO, 7.00%, 11/15/19, Prerefunded at 100% of Par(2)	7,230,000	8,718,296
Guam Government Rev., 5.125%, 1/1/42	1,000,000	1,115,820
Guam Government Power Authority Rev., 5.00%, 10/1/34	850,000	943,738
Guam Government Waterworks Authority Rev., 5.00%, 1/1/46	3,000,000	3,476,190
		14,254,044
U.S. Virgin Islands — 0.5%
Virgin Islands Public Finance Authority Rev., 5.00%, 9/1/33(3)	2,500,000	2,916,550
Virgin Islands Public Finance Authority Rev., 6.75%, 10/1/37	2,000,000	2,256,120
		5,172,670
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $985,357,716)		1,083,437,243
OTHER ASSETS AND LIABILITIES — (0.1)%		(846,063)
TOTAL NET ASSETS — 100.0%		$1,082,591,180

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $56,359,418, which represented 5.2% of total net assets.

(4)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $110,000, which represented less than 0.05% of total net assets.

(5)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(6)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of May 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$985,357,716
Gross tax appreciation of investments	$98,112,326
Gross tax depreciation of investments	(32,799)
Net tax appreciation (depreciation) of investments	$98,079,527

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
California Intermediate-Term Tax-Free Bond Fund
May 31, 2016

California Intermediate-Term Tax-Free Bond - Schedule of Investments
MAY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 100.6%
California — 100.5%
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 4.00%, 7/1/16	270,000	270,745
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/17	1,000,000	1,044,090
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/18	500,000	540,480
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 6.00%, 8/1/30	2,500,000	3,056,425
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/33	1,450,000	1,725,369
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/20	3,010,000	3,505,025
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/22	1,000,000	1,204,820
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	2,000,000	2,465,980
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/25	500,000	625,430
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	3,000,000	3,588,540
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	500,000	597,100
Alameda Corridor Transportation Authority Rev. Capital Appreciation, 0.00%, 10/1/35 (NATL)(1)	9,000,000	4,588,560
Alum Rock Union Elementary School District GO, 6.00%, 8/1/39	1,500,000	1,913,280
Anaheim Public Financing Authority Rev., 5.00%, 10/1/23	1,200,000	1,484,292
Anaheim Public Financing Authority Rev., 5.00%, 10/1/24	2,275,000	2,798,318
Anaheim Public Financing Authority Rev., 5.00%, 5/1/25	1,000,000	1,235,980
Anaheim Public Financing Authority Rev., 5.00%, 5/1/28	1,100,000	1,346,510
Anaheim Public Financing Authority Rev., 5.00%, 5/1/29	1,250,000	1,523,975
Anaheim Public Financing Authority Rev., 5.00%, 5/1/34	1,360,000	1,639,657
Anaheim Public Financing Authority Rev., 5.375%, 10/1/36	700,000	823,144
Anaheim Public Financing Authority Rev., 5.00%, 5/1/39	1,550,000	1,846,344
Anaheim Public Financing Authority Rev., 5.00%, 5/1/46	2,000,000	2,361,780
Bay Area Toll Authority Rev., 5.00%, 4/1/17, Prerefunded at 100% of Par(2)	2,000,000	2,074,060
Bay Area Toll Authority Rev., 5.25%, 4/1/19, Prerefunded at 100% of Par(2)	5,000,000	5,602,550
Bay Area Toll Authority Rev., 5.00%, 4/1/24	1,500,000	1,809,390
Bay Area Toll Authority Rev., 5.00%, 4/1/25	3,500,000	4,215,890
Bay Area Toll Authority Rev., 5.00%, 4/1/28	7,185,000	8,618,982
Bay Area Toll Authority Rev., 2.00%, 4/1/34	2,000,000	2,060,940
Bay Area Toll Authority Rev., 5.00%, 4/1/43	5,610,000	6,613,068
Bay Area Toll Authority Rev., 5.00%, 10/1/54	5,000,000	5,884,800
Bay Area Toll Authority Rev., VRDN, 1.10%, 6/2/16	1,000,000	1,000,240
Bay Area Toll Authority Rev., VRDN, 1.50%, 6/2/16	2,500,000	2,485,075
Bay Area Toll Authority Rev., VRDN, 1.65%, 6/2/16	3,500,000	3,459,715
Bay Area Toll Authority Rev., VRDN, 1.50%, 4/2/18	3,000,000	3,024,990
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/21	750,000	875,940
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/24	930,000	1,144,216
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31 (GA: Brandman University)	1,455,000	1,671,038
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/30	1,365,000	1,527,189
California Educational Facilities Authority Rev., (Pomona College), 5.00%, 1/1/24	2,100,000	2,329,614
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/18, Prerefunded at 100% of Par(2)	655,000	706,339
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/18	500,000	539,715
California Educational Facilities Authority Rev., (Santa Clara University), 5.25%, 4/1/18, Prerefunded at 100% of Par(2)	1,875,000	2,030,475
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/19	45,000	48,578

California Educational Facilities Authority Rev., (Santa Clara University), 5.25%, 4/1/23	125,000	134,864
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/27	275,000	339,119
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/28	250,000	306,318
California Educational Facilities Authority Rev., (University of Redlands), 3.00%, 10/1/29	360,000	372,668
California Educational Facilities Authority Rev., (University of Redlands), 3.00%, 10/1/30	365,000	375,264
California Educational Facilities Authority Rev., (University of Redlands), 3.125%, 10/1/31	295,000	304,726
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/32	600,000	724,218
California Educational Facilities Authority Rev., (University of Redlands), 3.25%, 10/1/33	355,000	367,404
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/36	250,000	297,693
California Educational Facilities Authority Rev., (University of San Francisco), 5.00%, 10/1/16	1,200,000	1,218,072
California Educational Facilities Authority Rev., (University of San Francisco), 5.00%, 10/1/21	750,000	892,943
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/25	1,875,000	2,438,362
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/39	2,950,000	3,234,026
California Educational Facilities Authority Rev., (University of the Pacific), 4.50%, 11/1/17	1,000,000	1,051,330
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,000,000	1,213,260
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/18	1,000,000	1,091,060
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/22	3,000,000	3,685,980
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/23	2,150,000	2,707,000
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/24	1,450,000	1,859,726
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/26	3,000,000	3,814,080
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/27	6,000,000	7,572,480
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County), 6.25%, 11/1/29 (GA: Children's Healthcare of California)	5,000,000	5,882,300
California Health Facilities Financing Authority Rev., (Dignity Health Obligated Group), 5.00%, 7/1/18	3,000,000	3,260,760
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/25	5,855,000	6,985,074
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), VRDN, 1.45%, 3/15/17, Prerefunded at 100% of Par(2)	2,000,000	2,013,160
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), VRDN, 1.45%, 3/15/17, Prerefunded at 100% of Par(2)	2,200,000	2,214,476
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), VRDN, 1.45%, 3/15/17, Prerefunded at 100% of Par(2)	1,355,000	1,363,916
California Health Facilities Financing Authority Rev., (Northern California Retired Officers Community), 5.70%, 12/1/24 (Ambac/California Mortgage Insurance)	1,455,000	1,617,684
California Health Facilities Financing Authority Rev., (Providence Health & Services Obligated Group), 6.25%, 10/1/18, Prerefunded at 100% of Par(2)	3,250,000	3,667,072
California Health Facilities Financing Authority Rev., (Providence Health & Services Obligated Group), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	40,000	45,324
California Health Facilities Financing Authority Rev., (Providence Health & Services Obligated Group), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	2,085,000	2,362,534
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), 5.00%, 10/1/17	1,400,000	1,480,416
California Health Facilities Financing Authority Rev., (St. Joseph Health System Obligated Group), 5.50%, 7/1/29	1,500,000	1,709,355
California Health Facilities Financing Authority Rev., (St. Joseph Health System Obligated Group), 5.00%, 7/1/37	890,000	1,044,958
California Health Facilities Financing Authority Rev., (St. Joseph Health System Obligated Group), 5.75%, 7/1/39	1,000,000	1,146,160
California Health Facilities Financing Authority Rev., (St. Joseph Health System Obligated Group), VRDN, 5.00%, 10/18/22	7,000,000	8,481,620
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/25	2,000,000	2,341,460
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 8/15/51	1,000,000	1,144,690
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.50%, 8/15/17	1,000,000	1,059,920
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/18	1,305,000	1,426,926
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/21	300,000	361,920
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/22	1,650,000	2,014,204
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.25%, 8/15/22	3,335,000	3,662,630

California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/22	200,000	246,428
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/23	600,000	750,612
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/28	465,000	582,138
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/29	1,000,000	1,247,040
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/30	750,000	932,093
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 6.00%, 8/15/42	1,000,000	1,204,020
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/52	3,650,000	4,255,900
California Health Facilities Financing Authority Rev., VRDN, 0.29%, 6/1/16 (LOC: U.S. Bank N.A.)	535,000	535,000
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010,000	1,247,906
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/28	1,205,000	1,483,319
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	1,000,000	1,227,970
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/30	1,370,000	1,677,524
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/41	1,000,000	1,184,620
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 4.00%, 11/1/45	1,250,000	1,344,600
California Infrastructure & Economic Development Bank Rev., (Colburn School), VRDN, 1.40%, 6/2/16	4,375,000	4,381,869
California Infrastructure & Economic Development Bank Rev., (J Paul Getty Trust), VRDN, 0.68%, 6/2/16	5,000,000	5,000,350
California Infrastructure & Economic Development Bank Rev., (J Paul Getty Trust), VRDN, 0.68%, 6/2/16	2,750,000	2,733,252
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRDN, 2.07%, 6/2/16	3,000,000	3,065,550
California Infrastructure & Economic Development Bank Rev., (Pacific Gas & Electric Co.), VRDN, 0.27%, 6/1/16 (LOC: Union Bank N.A.)	14,600,000	14,600,000
California Infrastructure & Economic Development Bank Rev., (Scripps Research Institute), 5.625%, 7/1/20	675,000	677,903
California Infrastructure & Economic Development Bank Rev., (University of California), 5.00%, 5/15/22	3,735,000	4,321,843
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 4.00%, 2/1/20 (GA: Walt & Lilly Disney Foundation)	400,000	441,604
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 4.00%, 2/1/21 (GA: Walt & Lilly Disney Foundation)	175,000	196,929
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 5.00%, 2/1/22 (GA: Walt & Lilly Disney Foundation)	150,000	179,669
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 5.00%, 2/1/24 (GA: Walt & Lilly Disney Foundation)	215,000	267,583
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 5.00%, 2/1/26 (GA: Walt & Lilly Disney Foundation)	750,000	955,988
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 5.00%, 2/1/27 (GA: Walt & Lilly Disney Foundation)	1,000,000	1,259,960
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 5.00%, 2/1/29 (GA: Walt & Lilly Disney Foundation)	700,000	872,347
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 5.00%, 2/1/31 (GA: Walt & Lilly Disney Foundation)	570,000	702,696
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 4.00%, 2/1/33 (GA: Walt & Lilly Disney Foundation)	615,000	683,160
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 4.00%, 2/1/34 (GA: Walt & Lilly Disney Foundation)	500,000	554,965
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 4.00%, 2/1/35 (GA: Walt & Lilly Disney Foundation)	500,000	552,275
California Municipal Finance Authority COP, (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/17	2,000,000	2,053,680
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,377,659
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/18	1,000,000	1,054,850
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/22	1,000,000	1,178,020

California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/23	520,000	621,462
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25	1,925,000	2,363,303
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	295,000	355,985
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	735,000	881,427
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	1,000,000	1,194,980
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46	4,000,000	4,565,400
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/19	605,000	666,153
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.25%, 7/1/21	1,760,000	2,007,315
California Municipal Finance Authority Rev., (Emerson College), 5.75%, 1/1/33	2,250,000	2,645,482
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/42	1,000,000	1,200,930
California Municipal Finance Authority Rev., (Loma Linda University), 5.00%, 4/1/23	1,145,000	1,182,968
California Municipal Finance Authority Rev., (Loma Linda University), 5.00%, 4/1/28	2,000,000	2,062,080
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/17	2,290,000	2,377,363
California School Finance Authority Rev., (Alliance College-Ready Public Schools Facilities Corp.), 3.00%, 7/1/19(3)	1,025,000	1,051,835
California School Finance Authority Rev., (Alliance College-Ready Public Schools Facilities Corp.), 3.00%, 7/1/20(3)	1,115,000	1,146,276
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(3)	1,000,000	1,129,470
California State Public Works Board Rev., 5.00%, 10/1/16 (NATL)	1,500,000	1,522,575
California State Public Works Board Rev., 4.00%, 11/1/17	1,250,000	1,308,575
California State Public Works Board Rev., 5.00%, 4/1/21	3,000,000	3,534,510
California State Public Works Board Rev., 5.00%, 4/1/22	2,100,000	2,530,206
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(2)	1,000,000	1,224,870
California State Public Works Board Rev., 5.00%, 4/1/23	2,000,000	2,396,360
California State Public Works Board Rev., 5.00%, 9/1/23, Prerefunded at 100% of Par(2)	4,500,000	5,645,340
California State Public Works Board Rev., 5.00%, 4/1/25	1,800,000	2,169,306
California State Public Works Board Rev., 5.00%, 9/1/25	5,000,000	6,240,250
California State Public Works Board Rev., 5.25%, 12/1/26	2,000,000	2,425,800
California State Public Works Board Rev., 6.00%, 4/1/27	2,130,000	2,441,938
California State Public Works Board Rev., 5.00%, 5/1/27	5,000,000	6,237,950
California State Public Works Board Rev., 6.25%, 4/1/34	2,435,000	2,824,868
California State Public Works Board Rev., 6.375%, 11/1/34	2,500,000	2,986,400
California State Public Works Board Rev., 5.00%, 4/1/37	4,545,000	5,267,655
California State Public Works Board Rev., 5.00%, 11/1/38	2,400,000	2,879,304
California State University Rev., 5.00%, 11/1/18	1,800,000	1,980,558
California State University Rev., 5.00%, 11/1/19	1,000,000	1,136,550
California State University Rev., 5.00%, 11/1/20	1,250,000	1,461,338
California State University Rev., 5.00%, 11/1/21	1,000,000	1,200,620
California State University Rev., 5.00%, 11/1/24	5,000,000	5,958,050
California State University Rev., 5.00%, 11/1/32	1,750,000	2,167,025
California State University Rev., 4.00%, 11/1/45	4,600,000	5,074,996
California State University Rev., VRDN, 4.00%, 11/1/23	4,000,000	4,627,800
California Statewide Communities Development Authority Rev., 5.20%, 6/30/16, Prerefunded at 100% of Par (AGM)(2)	440,000	441,738
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/23	1,190,000	1,441,971
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/24	800,000	986,464
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/25	750,000	935,468

California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/26	1,000,000	1,261,690
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/27	1,590,000	1,986,133
California Statewide Communities Development Authority Rev., (California Baptist University), 5.30%, 11/1/18	1,300,000	1,363,674
California Statewide Communities Development Authority Rev., (California Baptist University), 5.40%, 11/1/27	1,000,000	1,041,020
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/21	1,225,000	1,428,877
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/22	2,000,000	2,375,980
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/23	1,000,000	1,209,740
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	1,000,000	1,237,790
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,541,912
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	2,382,883
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	475,000	569,022
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	600,000	729,822
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24	750,000	926,933
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	800,000	972,320
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/26	885,000	1,067,222
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/27	1,880,000	2,249,401
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/16	750,000	764,363
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/17	815,000	864,609
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 4.00%, 11/1/18	200,000	215,228
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/18	515,000	566,510
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 4.00%, 11/1/19	200,000	220,350
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/20	100,000	116,523
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 4.00%, 11/1/21	150,000	171,381
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/22	125,000	152,936
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/23	150,000	187,193
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/24	200,000	251,162
California Statewide Communities Development Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/1/17, Prerefunded at 100% of Par (California Mortgage Insurance)(2)	1,000,000	1,058,410
California Statewide Communities Development Authority Rev., (Hospital Committee for the Livermore-Pleasanton Areas), 4.80%, 7/15/17(2)	1,325,000	1,360,245
California Statewide Communities Development Authority Rev., (Hospital Committee for the Livermore-Pleasanton Areas), 5.00%, 7/15/17, Prerefunded at 100% of Par(2)	2,460,000	2,581,253
California Statewide Communities Development Authority Rev., (John Muir Health), 5.00%, 7/1/20	2,225,000	2,499,253
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/19	1,450,000	1,619,824
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/42	8,400,000	9,698,136
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 5.00%, 5/1/17	5,000,000	5,195,650
California Statewide Communities Development Authority Rev., (Los Angeles Jewish Home for the Aging Obligated Group), 3.00%, 8/1/21 (GA: Jewish Home Foundation/California Mortgage Insurance)	3,900,000	3,929,523
California Statewide Communities Development Authority Rev., (Rady Children's Hospital Obligated Group), 5.00%, 8/15/28	860,000	1,105,341

California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRDN, 1.375%, 4/2/18	1,775,000	1,787,709
California Statewide Communities Development Authority Rev., (St. Joseph Health System), 5.125%, 7/1/24 (NATL)	2,000,000	2,172,700
California Statewide Communities Development Authority Rev., (Trinity Health Corp. Obligated Group), 5.00%, 12/1/41	1,570,000	1,787,822
Calleguas-Las Virgenes Public Financing Authority Rev., 5.00%, 7/1/16, Prerefunded at 100% of Par (NATL)(2)	1,000,000	1,003,750
Capistrano Unified School District Community Facilities District No. 87-1 Special Tax, 5.00%, 9/1/18 (Ambac)	3,115,000	3,149,795
Carson Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 10/1/16	525,000	531,048
Carson Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 10/1/17	675,000	704,180
Carson Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/19 (AGM)	315,000	353,660
Chaffey Joint Union High School District GO, 5.00%, 8/1/30	3,125,000	3,827,437
Chaffey Joint Union High School District GO, 5.00%, 8/1/32	1,220,000	1,483,191
Chula Vista Rev., (San Diego Gas & Electric Co.), 1.65%, 7/1/18	8,165,000	8,171,777
City & County of San Francisco COP, 5.00%, 4/1/17	2,440,000	2,529,084
City & County of San Francisco COP, 5.00%, 10/1/19	2,930,000	3,316,320
City & County of San Francisco COP, 5.00%, 4/1/29	1,170,000	1,298,934
City & County of San Francisco GO, 5.00%, 6/15/25	1,880,000	2,336,050
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/24 (NATL)(1)	5,935,000	5,030,150
Corcoran Joint Unified School District COP, VRDN, 2.70%, 12/1/21 (AGM)	4,500,000	4,532,940
Del Mar Race Track Authority Rev., 4.00%, 10/1/19	1,275,000	1,370,944
Del Mar Race Track Authority Rev., 4.00%, 10/1/20	1,330,000	1,446,960
East Side Union High School District GO, 5.00%, 8/1/25	1,405,000	1,694,809
Eastern Municipal Water District COP, 5.00%, 7/1/24	1,000,000	1,084,430
Eastern Municipal Water District Rev., 4.00%, 7/1/16	600,000	601,758
Fairfield Redevelopment Agency Tax Allocation, 4.00%, 8/1/16	1,525,000	1,533,647
Fontana Special Tax, 4.00%, 9/1/18	740,000	789,883
Fontana Special Tax, 4.00%, 9/1/19	390,000	425,174
Fontana Special Tax, 5.00%, 9/1/20	545,000	625,660
Fontana Special Tax, 5.00%, 9/1/22	520,000	620,870
Fontana Special Tax, 5.00%, 9/1/24	575,000	704,743
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/24(4)	1,600,000	1,357,152
Foothill-Eastern Transportation Corridor Agency Rev., 6.25%, 1/15/33	3,000,000	3,588,630
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	4,820,000	1,715,101
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	3,000,000	3,579,720
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.00%, 1/15/18	3,750,000	3,899,625
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.00%, 1/15/20	5,000,000	5,467,300
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	2,750,000	3,269,612
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/22 (BAM)	500,000	607,115
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/23 (BAM)	500,000	617,960
Golden State Tobacco Securitization Corp. Rev., 3.00%, 6/1/17	1,000,000	1,023,390
Golden State Tobacco Securitization Corp. Rev., 4.00%, 6/1/18	2,885,000	3,064,245
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/19	1,000,000	1,116,140
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/20	1,000,000	1,150,510
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/21	1,000,000	1,174,580
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/21	3,000,000	3,546,030
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25 (AGM)(1)	2,000,000	1,642,540
Golden State Tobacco Securitization Corp. Rev., 4.50%, 6/1/27	1,270,000	1,280,439
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	6,650,000	7,992,036
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,000,000	1,191,160
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/33	1,250,000	1,258,200
Grossmont-Cuyamaca Community College District GO, 5.25%, 8/1/27	750,000	943,463

Hayward Area Recreation and Park District COP, 5.125%, 1/1/39	1,750,000	2,017,820
Huntington Beach Union High School District GO, 5.00%, 8/1/26	3,030,000	3,728,536
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,308,390
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,175,000	1,339,864
Irvine Special Assessment, 2.00%, 9/2/16	850,000	853,171
Irvine Special Assessment, 4.00%, 9/2/17	850,000	882,980
Irvine Special Assessment, 4.00%, 9/2/17	360,000	374,677
Irvine Special Assessment, 4.00%, 9/2/18	875,000	932,628
Irvine Special Assessment, 4.00%, 9/2/19	1,400,000	1,525,552
Irvine Special Assessment, 4.00%, 9/2/19	1,375,000	1,504,154
Irvine Special Assessment, 5.00%, 9/2/26	500,000	627,320
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,136,030
Irvine Unified School District Special Tax, 4.75%, 9/1/16	600,000	606,822
Irvine Unified School District Special Tax, 5.00%, 9/1/20	745,000	754,201
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23	625,000	761,138
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24	680,000	840,038
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25	1,000,000	1,225,940
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/19	1,150,000	1,288,322
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/20	1,045,000	1,196,243
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31	4,265,000	5,115,057
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/20	640,000	716,685
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/21	315,000	360,297
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/22	225,000	261,698
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/19 (AGM)(5)	305,000	341,399
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/20 (AGM)(5)	155,000	178,217
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/23 (AGM)(5)	305,000	372,487
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/24 (AGM)(5)	330,000	408,220
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/25 (AGM)(5)	375,000	467,805
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/26 (AGM)(5)	335,000	420,914
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/27 (AGM)(5)	485,000	602,685
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/28 (AGM)(5)	300,000	370,149
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/29 (AGM)(5)	330,000	405,636
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/32 (AGM)(5)	500,000	606,755
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/33 (AGM)(5)	780,000	942,669
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/39 (AGM)(5)	1,355,000	1,604,496
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co.)	1,215,000	1,503,830
Long Beach Harbor Rev., 5.00%, 11/15/18	17,000,000	18,742,500
Long Beach Marina System Rev., (Alamitos Bay Marina Project), 5.00%, 5/15/40	2,500,000	2,839,625
Long Beach Marina System Rev. (Alamitos Bay Marina Project),, 5.00%, 5/15/23	650,000	767,969
Long Beach Marina System Rev. (Alamitos Bay Marina Project),, 5.00%, 5/15/24	250,000	299,150
Long Beach Marina System Rev. (Alamitos Bay Marina Project),, 5.00%, 5/15/25	500,000	601,375
Long Beach Marina System Rev. (Alamitos Bay Marina Project),, 5.00%, 5/15/27	800,000	949,552
Long Beach Marina System Rev. (Alamitos Bay Marina Project),, 5.00%, 5/15/28	600,000	707,442
Los Alamitos Unified School District COP, Capital Appreciation, 0.00%, 8/1/42(4)	2,100,000	1,821,792
Los Altos Elementary School District GO, 5.00%, 8/1/16, Prerefunded at 100% of Par (Ambac)(2)	1,045,000	1,052,848
Los Altos Elementary School District GO, 5.00%, 8/1/19 (Ambac)	1,455,000	1,466,567
Los Angeles Community College District GO, 5.00%, 8/1/17, Prerefunded at 100% of Par (NATL)(2)	2,000,000	2,102,700
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,762,148
Los Angeles County COP, 5.00%, 3/1/21	1,195,000	1,402,643

Los Angeles County COP, 5.00%, 3/1/22	1,000,000	1,200,580
Los Angeles County COP, 5.00%, 3/1/23	1,955,000	2,387,798
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/20	3,000,000	3,484,170
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/21	2,470,000	2,946,290
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/31	1,000,000	1,080,640
Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy Tax Allocation, 5.00%, 9/1/16	2,000,000	2,021,900
Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy Tax Allocation, Capital Appreciation, 0.00%, 12/1/19 (AGM)(1)	1,500,000	1,417,380
Los Angeles County Regional Financing Authority Rev., (MonteCedro, Inc.), 3.00%, 11/15/20 (California Mortgage Insurance)	220,000	220,499
Los Angeles County Regional Financing Authority Rev., (MonteCedro, Inc.), 3.00%, 11/15/21 (California Mortgage Insurance)	1,170,000	1,172,644
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/23	2,855,000	3,556,502
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/26	2,700,000	3,421,278
Los Angeles Department of Airports Rev., 5.00%, 5/15/18	750,000	812,685
Los Angeles Department of Airports Rev., 5.00%, 5/15/24	3,040,000	3,520,685
Los Angeles Department of Airports Rev., 5.00%, 5/15/26	1,500,000	1,902,015
Los Angeles Department of Airports Rev., 5.00%, 5/15/27	1,280,000	1,607,488
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	3,000,000	3,411,450
Los Angeles Department of Water Rev., 5.00%, 7/1/24	1,500,000	1,833,930
Los Angeles Department of Water & Power Rev., 4.00%, 7/1/16	1,000,000	1,002,980
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/18	780,000	849,077
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/26	1,000,000	1,212,150
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/26	1,300,000	1,630,278
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/27	6,470,000	7,974,081
Los Angeles Department of Water & Power Rev., 5.25%, 7/1/32	3,535,000	3,864,745
Los Angeles Department of Water & Power Rev., 5.25%, 7/1/38	5,000,000	5,434,850
Los Angeles Department of Water & Power Rev., VRDN, 0.28%, 6/1/16 (SBBPA: Citibank N.A.)	17,000,000	17,000,000
Los Angeles Unified School District COP, 5.00%, 10/1/29	1,700,000	2,027,284
Los Angeles Unified School District GO, 5.00%, 7/1/16, Prerefunded at 100% of Par (FGIC)(2)	4,000,000	4,014,640
Los Angeles Unified School District GO, 5.00%, 7/1/16, Prerefunded at 100% of Par (FGIC)(2)	175,000	175,655
Los Angeles Unified School District GO, 4.00%, 7/1/17	1,000,000	1,036,650
Los Angeles Unified School District GO, 5.00%, 7/1/18	2,565,000	2,791,028
Los Angeles Unified School District GO, 5.00%, 7/1/18 (FGIC)	1,055,000	1,058,967
Los Angeles Unified School District GO, 5.00%, 7/1/18	6,665,000	7,252,320
Los Angeles Unified School District GO, 5.00%, 7/1/21	3,000,000	3,575,220
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,140,000	6,128,371
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,000,000	6,338,400
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,555,000	4,463,516
Los Angeles Unified School District GO, 5.25%, 7/1/26	3,000,000	3,483,390
Los Angeles Unified School District GO, 5.00%, 7/1/27	1,050,000	1,310,211
Los Angeles Unified School District GO, 5.00%, 7/1/29	4,000,000	4,483,320
Los Angeles Unified School District GO, 5.00%, 7/1/30	1,155,000	1,425,027
Los Angeles Unified School District GO, 5.00%, 7/1/32 (AGM)	2,000,000	2,091,080
Los Angeles Wastewater System Rev., 5.75%, 6/1/34	1,325,000	1,515,826
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup, Inc.)	5,000,000	7,501,900
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup, Inc.)	1,000,000	1,442,020
Menlo Park Community Development Agency Successor Agency Tax Allocation, 3.00%, 10/1/17	650,000	670,020
Menlo Park Community Development Agency Successor Agency Tax Allocation, 4.00%, 10/1/18	885,000	948,410
Menlo Park Community Development Agency Successor Agency Tax Allocation, 5.00%, 10/1/19	420,000	474,046
Menlo Park Community Development Agency Successor Agency Tax Allocation, 5.00%, 10/1/20	325,000	377,250

Metropolitan Water District of Southern California Rev., VRDN, 0.78%, 6/2/16	10,000,000	9,991,300
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	2,325,000	2,939,660
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	7,853,736
Mount San Antonio Community College District GO, Capital Appreciation, 0.00%, 8/1/16 (NATL)(1)(2)	5,000,000	4,996,000
Mount San Antonio Community College District GO, 5.00%, 8/1/34	2,000,000	2,416,500
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 3/1/25	3,000,000	3,587,010
Municipal Improvement Corp. of Los Angeles Rev., 4.00%, 11/1/34(5)	1,800,000	2,007,738
Municipal Improvement Corp. of Los Angeles Rev., 4.00%, 11/1/35(5)	2,250,000	2,494,597
Murrieta Financing Authority Special Tax, 5.00%, 9/1/17	1,000,000	1,048,990
Murrieta Financing Authority Special Tax, 5.00%, 9/1/21	1,200,000	1,396,284
Natomas Unified School District GO, 5.00%, 9/1/26 (BAM)	1,785,000	2,175,612
Newark Unified School District GO, 5.00%, 8/1/44	6,030,000	7,240,703
Newport Beach Rev., (Hoag Memorial Hospital/Newport Healthcare Obligated Group), 6.00%, 12/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,253,520
North Lake Tahoe Public Financing Authority Rev., 4.00%, 12/1/19	1,000,000	1,102,080
Northern California Power Agency Rev., 5.00%, 7/1/16	1,000,000	1,003,830
Northern California Power Agency Rev., 5.00%, 8/1/19	2,000,000	2,232,760
Northern California Power Agency Rev., 5.00%, 8/1/20	1,515,000	1,711,314
Northern California Power Agency Rev., 5.00%, 8/1/21	2,050,000	2,300,182
Northern California Power Agency Rev., 5.25%, 8/1/22	4,250,000	4,826,895
Northern California Power Agency Rev., 5.00%, 7/1/26	1,750,000	2,104,847
Northern California Power Agency Rev., 5.00%, 7/1/27	2,000,000	2,396,520
Northern California Transmission Agency Rev., 5.00%, 5/1/21	800,000	952,304
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,270,010
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,261,120
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	2,324,241
Oakland Alameda County Coliseum Authority Rev., 5.00%, 2/1/18	3,345,000	3,575,939
Oakland Alameda County Coliseum Authority Rev., 5.00%, 2/1/25	4,065,000	4,746,335
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,496,184
Oakland State Building Authority Rev., 5.00%, 12/1/19	2,445,000	2,776,933
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/20	1,670,000	1,891,325
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/21	610,000	704,788
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/22	750,000	874,110
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/22	500,000	587,425
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/23	1,400,000	1,672,048
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/25	650,000	798,259
Oakland Unified School District/Alameda County GO, 5.50%, 8/1/32	2,150,000	2,556,995
Oakland Unified School District/Alameda County GO, 6.625%, 8/1/38	1,410,000	1,724,148
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/40	950,000	1,108,707
Ontario Public Financing Authority Rev., 5.00%, 7/1/43	2,000,000	2,372,620
Orange County Special Assessment, 4.55%, 9/2/16	210,000	212,232
Orange County Community Facilities District Special Tax, 5.00%, 8/15/28	1,960,000	2,265,446
Orange County Sanitation District COP, 5.00%, 2/1/17, Prerefunded at 100% of Par (AGM)(2)	2,750,000	2,832,417
Orange County Sanitation District Rev., 4.00%, 11/15/16	6,500,000	6,596,655
Orange County Transportation Authority Rev., 5.00%, 8/15/24	1,000,000	1,234,350
Oxnard Financing Authority Rev., 5.00%, 6/1/25 (AGM)	2,000,000	2,466,520
Oxnard Financing Authority Rev., 5.00%, 6/1/26 (AGM)	3,690,000	4,513,350
Oxnard Financing Authority Rev., 5.00%, 6/1/28 (AGM)	1,515,000	1,830,696
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	1,000,000	1,189,830
Oxnard School District GO, 3.00%, 8/1/40 (AGM)(4)	2,800,000	2,977,044

Palm Springs Financing Authority Rev., 4.00%, 6/1/16	1,335,000	1,335,000
Palm Springs Financing Authority Rev., 5.00%, 6/1/23	1,230,000	1,476,664
Palomar Health COP, 5.25%, 11/1/21	880,000	955,997
Palomar Health COP, 6.00%, 11/1/41	1,120,000	1,198,590
Palomar Health GO, Capital Appreciation, 0.00%, 8/1/18 (NATL)(1)	3,615,000	3,514,141
Palomar Health GO, Capital Appreciation, 0.00%, 8/1/38 (AGC)(4)	1,660,000	1,965,324
Peralta Community College District GO, 5.00%, 8/1/17	2,085,000	2,191,314
Peralta Community College District GO, 5.00%, 8/1/22	2,145,000	2,616,321
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	3,000,000	3,666,240
Port of Oakland Rev., 5.00%, 11/1/16 (NATL)	1,270,000	1,294,168
Port of Oakland Rev., 5.00%, 11/1/17 (NATL)	2,375,000	2,520,184
Porterville Public Financing Authority Rev., 5.625%, 10/1/36	2,500,000	2,979,925
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(1)	2,780,000	1,192,676
Poway Unified School District Special Tax, 5.00%, 9/15/19 (Ambac)	1,150,000	1,206,235
Poway Unified School District Special Tax, 5.00%, 9/15/20 (Ambac)	1,205,000	1,263,925
Poway Unified School District Public Financing Authority Special Tax, 2.00%, 9/1/16	1,285,000	1,290,603
Poway Unified School District Public Financing Authority Special Tax, 3.00%, 9/1/17	670,000	688,030
Rancho Mirage Joint Powers Financing Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/21	1,000,000	1,042,820
Rancho Santa Fe Community Services District Special Tax, 5.125%, 9/1/22	790,000	932,145
Rancho Santa Fe Community Services District Special Tax, 5.25%, 9/1/23	1,300,000	1,533,194
Rancho Santa Fe Community Services District Special Tax, 5.375%, 9/1/24	1,410,000	1,659,838
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/27	1,000,000	1,013,780
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/24	700,000	846,118
Riverside County Asset Leasing Corp. Rev., 5.00%, 11/1/43	1,000,000	1,148,560
Riverside County Redevelopment Successor Agency Tax Allocation, 6.50%, 10/1/40	935,000	1,126,694
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)	1,000,000	618,990
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(1)	1,000,000	566,610
Riverside County Transportation Commission Rev., 5.25%, 6/1/39	1,335,000	1,635,669
Riverside Sewer Rev., 5.00%, 8/1/25	1,630,000	2,051,681
Riverside Sewer Rev., 5.00%, 8/1/26	3,400,000	4,228,342
Roseville Water Utility Rev. COP, 5.00%, 12/1/26	1,690,000	2,138,087
Roseville Water Utility Rev. COP, 5.00%, 12/1/27	2,250,000	2,823,795
Sacramento City Financing Authority Rev., 5.40%, 11/1/20 (Ambac)	2,145,000	2,353,065
Sacramento County Airport System Rev., 4.25%, 7/1/16	1,000,000	1,003,030
Sacramento County Airport System Rev., 5.00%, 7/1/20	1,000,000	1,141,950
Sacramento County Airport System Rev., 5.00%, 7/1/23	1,000,000	1,131,540
Sacramento County Airport System Rev., 5.00%, 7/1/24	1,000,000	1,144,100
Sacramento County Sanitation Districts Financing Authority Rev., 5.25%, 12/1/21 (NATL)	1,000,000	1,216,110
Sacramento County Sanitation Districts Financing Authority Rev., VRN, 0.96%, 6/1/16 (NATL)	2,500,000	2,317,750
Sacramento Municipal Utility District Rev., 3.00%, 7/1/17	18,730,000	19,214,545
Sacramento Municipal Utility District Rev., 5.70%, 7/1/17 (Ambac)	3,105,000	3,275,713
Sacramento Municipal Utility District Rev., 4.00%, 7/1/18	6,000,000	6,404,880
Sacramento Municipal Utility District Rev., 5.25%, 7/1/24 (Ambac)	3,000,000	3,666,060
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,500,000	1,839,510
Sacramento Municipal Utility District Rev., 5.00%, 8/15/25	5,000,000	6,117,050
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 12/1/18	2,000,000	2,146,740
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	970,000	1,151,380
Sacramento Regional Transit District Rev., 4.00%, 3/1/17	1,000,000	1,022,780
Sacramento Regional Transit District Rev., 5.00%, 3/1/18	250,000	266,970

Salinas Union High School District GO, 0.00%, 8/1/20	5,000,000	4,663,300
San Bernardino Community College District GO, 5.25%, 8/1/18	350,000	383,544
San Bernardino Community College District GO, 5.50%, 8/1/18, Prerefunded at 100% of Par(2)	300,000	330,804
San Bernardino Community College District GO, 6.25%, 8/1/18, Prerefunded at 100% of Par(2)	8,000,000	8,950,160
San Bernardino Community College District GO, Capital Appreciation, 0.00%, 8/1/34(4)	9,840,000	10,741,049
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 3.00%, 12/1/18 (AGM)	1,725,000	1,809,094
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 12/1/19 (AGM)	2,665,000	2,925,770
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/20 (AGM)	2,915,000	3,379,505
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/22 (AGM)	2,310,000	2,786,807
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/24 (AGM)	2,310,000	2,873,039
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AGM)	1,275,000	1,597,957
San Buenaventura Rev., (Community Memorial Health System), 8.00%, 12/1/26	2,000,000	2,622,260
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	1,200,000	1,483,920
San County Diego Rev., (Sanford Burnham Prebys Medical Discovery Institute), 4.00%, 11/1/17	300,000	313,776
San County Diego Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/18	300,000	329,424
San County Diego Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/19	300,000	339,717
San County Diego Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/22	1,525,000	1,852,234
San County Diego Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	450,000	550,418
San Diego Community College District GO, 5.00%, 8/1/30	3,000,000	3,681,150
San Diego Convention Center Expansion Financing Authority Rev., 4.00%, 4/15/17	1,250,000	1,286,088
San Diego Convention Center Expansion Financing Authority Rev., 4.00%, 4/15/18	1,160,000	1,225,644
San Diego County Regional Airport Authority Rev., 4.00%, 7/1/18	300,000	320,631
San Diego County Regional Airport Authority Rev., 4.00%, 7/1/19	400,000	437,492
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/19	1,290,000	1,443,768
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/21	2,000,000	2,320,600
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	750,000	850,403
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/40	740,000	839,064
San Diego County Regional Transportation Commission Rev., 5.00%, 4/1/21	5,940,000	7,049,057
San Diego County Water Authority Financing Corp. Rev., 5.00%, 7/1/16	2,780,000	2,780,000
San Diego County Water Authority Financing Corp. Rev., 5.00%, 5/1/25	5,250,000	6,736,222
San Diego County Water Authority Financing Corp. Rev., 5.00%, 5/1/26	2,390,000	3,041,538
San Diego County Water Authority Financing Corp. Rev., 5.00%, 5/1/27	3,485,000	4,393,330
San Diego Public Facilities Financing Authority Rev., 5.00%, 10/15/44	3,970,000	4,757,886
San Diego Public Facilities Financing Authority Tax Allocation, 5.125%, 10/1/22 (AGC)	1,230,000	1,284,022
San Diego Public Facilities Financing Authority Sewer Rev., 5.00%, 5/15/19, Prerefunded at 100% of Par(2)	3,680,000	4,125,685
San Diego Public Facilities Financing Authority Sewer Rev., 5.25%, 5/15/20, Prerefunded at 100% of Par(2)	3,400,000	3,957,974
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/21	1,000,000	1,092,070
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/21	2,000,000	2,381,800
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/24	2,000,000	2,444,420
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/28(5)	10,000,000	12,691,400
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	1,000,000	1,217,370
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	1,000,000	1,240,590
San Diego Unified Port District Rev., 5.00%, 9/1/23	250,000	304,455
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	897,953
San Diego Unified School District GO, 5.00%, 7/1/28	5,000,000	6,308,900
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/36(1)	7,895,000	4,063,241
San Francisco Bay Area Rapid Transit District Rev., 5.00%, 7/1/28	1,500,000	1,899,105
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/17 (AGC)	3,375,000	3,514,252
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/18 (AGC)	2,000,000	2,165,180

San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/19	1,500,000	1,680,795
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.25%, 5/1/23	3,500,000	3,937,325
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 4.00%, 5/1/24	1,625,000	1,880,547
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/24	4,025,000	4,774,616
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/26	1,250,000	1,503,350
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/29	6,270,000	7,389,947
San Francisco City & County Redevelopment Agency Tax Allocation, 3.00%, 8/1/16(2)	285,000	286,183
San Francisco City & County Redevelopment Agency Tax Allocation, 3.00%, 8/1/16	2,715,000	2,726,077
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/16(2)	440,000	443,278
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/17(2)	465,000	488,701
San Francisco City & County Redevelopment Agency Tax Allocation, 5.50%, 8/1/18(2)	485,000	534,800
San Francisco City & County Redevelopment Agency Tax Allocation, 6.00%, 8/1/19(2)	510,000	591,039
San Francisco City & County Redevelopment Agency Tax Allocation, 6.00%, 8/1/20(2)	515,000	618,494
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/21	460,000	542,920
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/26	425,000	515,534
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/27	550,000	661,111
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/28	370,000	441,325
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/43	1,000,000	1,154,840
San Francisco Public Utilities Commission Wastewater Rev., 5.00%, 10/1/21	5,000,000	5,998,650
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	2,780,000	3,195,638
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,326,663
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/35	1,415,000	1,735,455
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/1/17(1)(2)	1,000,000	996,600
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/34	9,000,000	10,231,560
San Jose Airport Rev., 5.00%, 3/1/27	1,295,000	1,569,838
San Jose Airport Rev., 5.00%, 3/1/28	1,500,000	1,818,345
San Jose Airport Rev., 5.00%, 3/1/30	1,750,000	2,108,400
San Jose Airport Rev., 5.00%, 3/1/31	1,000,000	1,203,210
San Jose Unified School District GO, 5.00%, 8/1/16	1,100,000	1,108,558
San Jose Unified School District GO, 5.00%, 8/1/17	900,000	946,971
San Jose Unified School District GO, 5.00%, 8/1/17	1,160,000	1,220,540
San Jose Unified School District GO, 5.00%, 8/1/18	2,100,000	2,296,581
San Jose Unified School District GO, 5.00%, 8/1/19	1,000,000	1,131,500
San Mateo Special Tax, 5.875%, 9/1/32	690,000	809,756
San Mateo County Transit District Rev., 5.25%, 6/1/18 (NATL)(2)	2,680,000	2,924,014
San Mateo Joint Powers Financing Authority Rev., 5.00%, 6/15/17	860,000	899,689
San Mateo Joint Powers Financing Authority Rev., 5.00%, 6/15/18	1,000,000	1,086,970
San Ramon Valley Unified School District GO, 5.00%, 8/1/16, Prerefunded at 100% of Par (NATL)(2)	1,000,000	1,007,510
Santa Clara County Financing Authority Rev., 4.00%, 2/1/17	2,055,000	2,102,101
Santa Clara Electric Rev., 5.00%, 7/1/30	1,000,000	1,157,940
Santa Clara Valley Transportation Authority Rev., 5.00%, 4/1/20	4,000,000	4,609,160
Santa Fe Springs Community Development Commission Tax Allocation, 5.375%, 9/1/16 (NATL)	430,000	431,733
Santa Monica Redevelopment Agency Tax Allocation, 5.00%, 7/1/42	600,000	690,978
Santa Monica Redevelopment Agency Tax Allocation, 5.875%, 7/1/42	600,000	717,936
Santa Monica-Malibu Unified School District GO, 5.00%, 7/1/17	3,375,000	3,535,481
Santa Rosa Wastewater Rev., Capital Appreciation, 0.00%, 9/1/24 (Ambac)(1)	7,000,000	5,892,600
Silicon Valley Clean Water Rev., 5.00%, 8/1/40	2,340,000	2,846,470
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/23 (NATL)	1,000,000	1,223,020
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/25 (NATL)	1,390,000	1,746,257

Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NATL)	1,100,000	1,359,919
South Orange County Public Financing Authority Rev., 4.25%, 6/1/17	2,000,000	2,073,020
South Orange County Public Financing Authority Rev., 4.50%, 6/1/18	2,700,000	2,899,314
South Placer Wastewater Authority Rev., VRN, 0.73%, 6/2/16	4,400,000	4,377,164
South San Francisco Unified School District GO, 0.00%, 6/1/16(1)(2)	2,000,000	2,000,000
Southern California Public Power Authority Rev., 4.00%, 7/1/16	2,055,000	2,061,165
Southern California Public Power Authority Rev., 5.00%, 7/1/18	1,880,000	2,045,666
Southern California Public Power Authority Rev., 5.00%, 7/1/18	2,000,000	2,176,240
Southern California Public Power Authority Rev., 6.00%, 7/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,220,380
Southern California Public Power Authority Rev., 5.00%, 7/1/20	4,000,000	4,645,560
Southern California Public Power Authority Rev., 5.00%, 7/1/21	2,780,000	3,316,067
Southern California Public Power Authority Rev., 5.00%, 7/1/22	2,875,000	3,133,347
Southern California Water Replenishment District Rev., 5.00%, 8/1/21	1,000,000	1,195,520
State of California GO, 5.00%, 7/1/16, Prerefunded at 100% of Par(2)	2,000,000	2,007,500
State of California GO, 5.00%, 11/1/16 (Ambac)	1,575,000	1,604,720
State of California GO, 5.00%, 9/1/17	2,500,000	2,636,000
State of California GO, 5.00%, 10/1/17	2,170,000	2,295,534
State of California GO, 5.50%, 4/1/18	2,535,000	2,753,821
State of California GO, 5.00%, 7/1/18(2)	5,435,000	5,921,650
State of California GO, 5.00%, 7/1/18(2)	1,565,000	1,705,130
State of California GO, 5.00%, 8/1/18	2,260,000	2,326,444
State of California GO, 5.00%, 9/1/18	1,000,000	1,093,530
State of California GO, 5.00%, 7/1/19(2)	4,505,000	5,077,901
State of California GO, 5.00%, 9/1/19	7,645,000	8,636,021
State of California GO, 5.00%, 3/1/20	1,690,000	1,809,094
State of California GO, 5.00%, 8/1/20	5,000,000	5,146,500
State of California GO, 5.25%, 10/1/20	5,000,000	5,716,150
State of California GO, 5.00%, 9/1/22	2,000,000	2,436,060
State of California GO, 5.00%, 3/1/23	10,000,000	12,288,100
State of California GO, 5.50%, 4/1/24	4,600,000	5,190,594
State of California GO, 5.00%, 8/1/24	1,260,000	1,296,351
State of California GO, 5.00%, 8/1/26	4,800,000	6,074,016
State of California GO, 5.00%, 12/1/26	1,045,000	1,297,451
State of California GO, 5.00%, 2/1/27	14,000,000	17,015,460
State of California GO, 5.00%, 2/1/28	5,795,000	7,018,730
State of California GO, 5.00%, 3/1/28	8,000,000	9,921,200
State of California GO, 5.75%, 4/1/28	5,000,000	5,679,850
State of California GO, 5.00%, 11/1/29	2,625,000	3,235,417
State of California GO, 5.75%, 4/1/31	5,000,000	5,684,350
State of California GO, 5.00%, 11/1/32	1,890,000	2,003,513
State of California GO, 6.50%, 4/1/33	5,000,000	5,787,600
State of California GO, 6.00%, 4/1/38	3,000,000	3,426,120
State of California GO, 5.00%, 8/1/45	5,000,000	6,018,200
State of California GO, VRDN, 4.00%, 12/1/16	3,000,000	3,000,000
State of California GO, VRDN, 4.00%, 12/1/21	4,000,000	4,511,840
State of California GO, VRN, 1.30%, 6/2/16	2,000,000	2,012,160
State of California GO, VRN, 1.40%, 6/2/16	800,000	806,768
State of California GO, VRN, 1.55%, 6/2/16	960,000	974,842
State of California Department of Water Resources Rev., 5.00%, 12/1/19, Prerefunded at 100% of Par(2)	905,000	1,033,175

State of California Department of Water Resources Rev., VRDN, 0.70%, 6/2/16	4,500,000	4,484,745
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/17	5,000,000	5,202,350
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/18	3,000,000	3,243,570
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/19	7,000,000	7,837,970
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/20, Prerefunded at 100% of Par(2)	1,860,000	2,147,779
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/20, Prerefunded at 100% of Par(2)	8,000,000	9,237,760
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/20	14,215,000	16,411,360
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/21	1,430,000	1,544,572
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/21	1,140,000	1,315,663
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/21	10,000,000	11,872,100
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/22	1,800,000	1,942,056
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/22	6,835,000	7,871,118
Stockton Public Financing Authority Rev., 5.00%, 9/1/22 (BAM)	1,410,000	1,696,174
Stockton Public Financing Authority Rev., 5.00%, 9/1/23 (BAM)	1,435,000	1,754,847
Stockton Public Financing Authority Rev., 5.00%, 9/1/24 (BAM)	1,090,000	1,353,115
Stockton Public Financing Authority Rev., 5.00%, 9/1/25 (BAM)	2,255,000	2,790,247
Stockton Public Financing Authority Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,834,903
Stockton Public Financing Authority Rev., 6.25%, 10/1/38	1,500,000	1,881,555
Stockton Unified School District GO, 5.00%, 8/1/27 (AGM)	530,000	645,450
Stockton Unified School District GO, 5.00%, 8/1/28 (AGM)	255,000	308,963
Stockton Unified School District GO, 5.00%, 8/1/30	11,165,000	13,617,169
Stockton Unified School District GO, 5.00%, 8/1/42 (AGM)	865,000	1,010,597
Sutter Union High School District GO, Capital Appreciation, 0.00%, 8/1/48 (BAM)(1)	2,470,000	669,321
Tahoe Forest Hospital District Rev., VRDN, 0.30%, 6/1/16 (LOC: U.S. Bank N.A.)	4,245,000	4,245,000
Temecula Valley Unified School District Financing Authority Special Tax, 4.00%, 9/1/17 (BAM)	415,000	431,583
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/18 (BAM)	325,000	354,075
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/19 (BAM)	265,000	297,810
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/20 (BAM)	400,000	461,404
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/21 (BAM)	515,000	609,271
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/22 (BAM)	275,000	330,633
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/37	1,750,000	1,749,912
Tuolumne Wind Project Authority Rev., 5.625%, 1/1/29	1,000,000	1,116,420
Tustin Community Facilities District Special Tax, 5.00%, 9/1/22	480,000	567,178
Tustin Community Facilities District Special Tax, 5.00%, 9/1/23	725,000	871,262
Tustin Community Facilities District Special Tax, 5.00%, 9/1/28	1,000,000	1,202,530
Tustin Community Facilities District Special Tax, 5.00%, 9/1/30	1,000,000	1,194,940
Twin Rivers Unified School District COP, VRDN, 3.45%, 7/1/18 (AGM)	3,000,000	3,005,280
Twin Rivers Unified School District COP, VRDN, 3.20%, 6/1/20 (AGM)	3,750,000	3,755,737
Twin Rivers Unified School District COP, VRDN, 3.20%, 6/1/20 (AGM)	2,500,000	2,503,825
University of California Rev., 5.25%, 5/15/17, Prerefunded at 101% of Par(2)	1,910,000	2,014,210
University of California Rev., 5.00%, 5/15/18, Prerefunded at 101% of Par(2)	760,000	831,212
University of California Rev., 5.25%, 5/15/19, Prerefunded at 100% of Par(2)	2,210,000	2,494,427
University of California Rev., 5.25%, 5/15/19, Prerefunded at 100% of Par(2)	1,255,000	1,416,129
University of California Rev., 5.00%, 5/15/20	1,405,000	1,535,707
University of California Rev., 5.25%, 5/15/23	90,000	94,928
University of California Rev., 5.00%, 5/15/25	7,250,000	8,991,160
University of California Rev., 5.00%, 5/15/26	6,150,000	7,430,983
University of California Rev., 5.00%, 5/15/26	11,300,000	14,314,953
University of California Rev., 4.00%, 5/15/33	4,005,000	4,487,723

University of California Rev., 5.25%, 5/15/39	4,285,000	4,813,983
University of California Rev., 5.00%, 5/15/40	490,000	533,948
University of California Rev., 5.00%, 5/15/42	1,640,000	1,933,675
University of California Rev., VRDN, 1.40%, 5/15/21	1,650,000	1,653,052
University of California Rev., VRDN, 5.00%, 5/15/23	7,935,000	9,814,722
Upper Santa Clara Valley Joint Powers Authority Rev., 4.00%, 8/1/18	600,000	641,016
Upper Santa Clara Valley Joint Powers Authority Rev., 4.00%, 8/1/19	600,000	657,210
West Contra Costa Unified School District GO, 5.00%, 8/1/30	2,000,000	2,438,160
West Contra Costa Unified School District GO, 5.00%, 8/1/33	3,000,000	3,619,710
West Contra Costa Unified School District GO, 5.00%, 8/1/34	1,200,000	1,441,920
West Contra Costa Unified School District GO, 5.00%, 8/1/35	1,500,000	1,794,990
West Sacramento Financing Authority Special Tax, 5.00%, 9/1/18 (XLCA)	1,500,000	1,627,290
West Sacramento Financing Authority Special Tax, 5.00%, 9/1/19 (XLCA)	1,000,000	1,114,180
West Sacramento Financing Authority Special Tax, 5.00%, 9/1/20 (XLCA)	1,200,000	1,367,292
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/38(1)	6,000,000	2,694,060
		1,594,204,554
Guam — 0.1%
Guam Government GO, 6.00%, 11/15/19	825,000	914,521
Guam Government Power Authority Rev., 5.00%, 10/1/19 (AGM)	1,000,000	1,125,180
		2,039,701
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $1,493,272,444)		1,596,244,255
OTHER ASSETS AND LIABILITIES — (0.6)%		(9,100,914)
TOTAL NET ASSETS — 100.0%		$1,587,143,341

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $3,327,581, which represented 0.2% of total net assets.

(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of May 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,493,272,444
Gross tax appreciation of investments	$103,305,379
Gross tax depreciation of investments	(333,568)
Net tax appreciation (depreciation) of investments	$102,971,811

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
California Long-Term Tax-Free Fund
May 31, 2016

California Long-Term Tax-Free - Schedule of Investments
MAY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 100.2%
California — 99.5%
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 6.00%, 8/1/30	1,000,000	1,222,570
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 6.25%, 8/1/39	1,200,000	1,390,164
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/43	500,000	585,830
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	1,000,000	1,194,200
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/32 (NATL)(1)	1,000,000	579,820
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NATL)(1)	3,750,000	1,911,900
Alum Rock Union Elementary School District GO, 6.00%, 8/1/39	1,000,000	1,275,520
Anaheim Public Financing Authority Rev., 5.375%, 10/1/36	300,000	352,776
Anaheim Public Financing Authority Rev., 5.25%, 10/1/39	2,500,000	2,778,425
Anaheim Public Financing Authority Rev., 5.00%, 5/1/46	2,200,000	2,597,958
Bay Area Toll Authority Rev., 5.25%, 4/1/19, Prerefunded at 100% of Par(2)	1,500,000	1,680,765
Bay Area Toll Authority Rev., 5.00%, 4/1/43	2,655,000	3,129,714
Bay Area Toll Authority Rev., 5.00%, 10/1/54	1,500,000	1,765,440
Bay Area Toll Authority Rev., VRDN, 1.10%, 6/2/16	550,000	550,132
Bay Area Toll Authority Rev., VRDN, 1.50%, 6/2/16	1,250,000	1,242,537
Bay Area Toll Authority Rev., VRDN, 1.65%, 6/2/16	500,000	494,245
Brea Redevelopment Agency Tax Allocation, 4.00%, 8/1/16	1,245,000	1,252,221
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/25	285,000	355,352
California Educational Facilities Authority Rev., (Claremont Mckenna College), 5.00%, 1/1/32	750,000	934,950
California Educational Facilities Authority Rev., (Harvey Mudd College), 5.25%, 12/1/41	2,000,000	2,357,100
California Educational Facilities Authority Rev., (Santa Clara University), 5.625%, 4/1/18, Prerefunded at 100% of Par(2)	4,675,000	5,094,534
California Educational Facilities Authority Rev., (Santa Clara University), 5.625%, 4/1/37	325,000	352,638
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/36	500,000	595,385
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/37	500,000	593,965
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/38	500,000	593,020
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/39	2,000,000	2,192,560
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	500,000	606,630
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/21	1,000,000	1,190,780
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/32	400,000	495,140
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County), 6.50%, 11/1/38 (GA: Children's Healthcare of California)	4,500,000	5,305,140
California Health Facilities Financing Authority Rev., (Dignity Health Obligated Group), 6.00%, 7/1/39	3,400,000	3,888,070
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/43	1,000,000	1,170,640
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), VRDN, 1.45%, 3/15/17, Prerefunded at 100% of Par(2)	150,000	150,987
California Health Facilities Financing Authority Rev., (Providence Health & Services Obligated Group), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	1,000,000	1,134,110
California Health Facilities Financing Authority Rev., (Providence Health & Services Obligated Group), 5.50%, 10/1/39	1,000,000	1,139,020
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), 5.00%, 11/15/19	1,000,000	1,133,340
California Health Facilities Financing Authority Rev., (St. Joseph Health System Obligated Group), 5.00%, 7/1/37	180,000	211,340
California Health Facilities Financing Authority Rev., (St. Joseph Health System Obligated Group), 5.75%, 7/1/39	1,000,000	1,146,160
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 8/15/51	500,000	572,345
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 6.00%, 8/15/42	1,500,000	1,806,030
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/43	720,000	851,573

California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/46	2,000,000	2,382,240
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.25%, 11/15/46	1,500,000	1,533,015
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/52	1,500,000	1,749,000
California Health Facilities Financing Authority Rev., VRDN, 0.29%, 6/1/16 (LOC: U.S. Bank N.A.)	2,500,000	2,500,000
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/41	740,000	876,619
California Infrastructure & Economic Development Bank Rev., (Colburn School), VRDN, 1.40%, 6/2/16	935,000	936,468
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRDN, 2.07%, 6/2/16	1,000,000	1,021,850
California Infrastructure & Economic Development Bank Rev., (Pacific Gas & Electric Co.), VRDN, 0.27%, 6/1/16 (LOC: Union Bank N.A.)	4,200,000	4,200,000
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 5.00%, 2/1/30 (GA: Walt & Lilly Disney Foundation)	550,000	681,219
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 4.00%, 2/1/32 (GA: Walt & Lilly Disney Foundation)	900,000	1,003,806
California Municipal Finance Authority Rev., (American Heritage/Escondido/Heritage K-8 Charter School Obligated Group), 5.00%, 6/1/46	500,000	558,305
California Municipal Finance Authority Rev., (Azusa Pacific University), 8.00%, 4/1/21, Prerefunded at 100% of Par(2)	665,000	873,238
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	500,000	563,975
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/40	1,420,000	1,632,347
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46	1,000,000	1,141,350
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/42	2,000,000	2,401,860
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	300,000	333,234
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,000,000	1,096,850
California Municipal Finance Authority Rev., (University of La Verne), 6.25%, 6/1/40	1,000,000	1,164,870
California Pollution Control Financing Authority Rev., 5.00%, 11/21/45(3)	1,000,000	1,035,140
California Pollution Control Financing Authority Rev., (Pacific Gas & Electric Co.), VRDN, 0.35%, 6/1/16 (LOC: TD Bank N.A.)	1,000,000	1,000,000
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(3)	250,000	282,368
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(2)	500,000	612,435
California State Public Works Board Rev., 5.00%, 9/1/23, Prerefunded at 100% of Par(2)	1,865,000	2,339,680
California State Public Works Board Rev., 5.25%, 12/1/26	1,000,000	1,212,900
California State Public Works Board Rev., 5.75%, 11/1/29	1,685,000	1,949,764
California State Public Works Board Rev., 5.75%, 10/1/30	2,000,000	2,316,180
California State Public Works Board Rev., 5.00%, 4/1/37	2,170,000	2,515,030
California State Public Works Board Rev., 5.00%, 11/1/38	1,500,000	1,799,565
California State University Rev., 5.25%, 5/1/19, Prerefunded at 100% of Par(2)	2,230,000	2,513,321
California State University Rev., 5.00%, 11/1/19	1,000,000	1,136,550
California State University Rev., 4.00%, 11/1/45	1,005,000	1,108,776
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/35	715,000	861,582
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/45	600,000	688,872
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/40	1,200,000	1,419,960
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/34	500,000	584,385
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/44	1,300,000	1,506,089
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/30	1,000,000	1,147,430
California Statewide Communities Development Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43 (AGM)	750,000	883,567
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.25%, 8/1/31	3,000,000	3,020,820

California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/42	2,780,000	3,209,621
California Statewide Communities Development Authority Rev., (Trinity Health Corp. Obligated Group), 5.00%, 12/1/41	500,000	569,370
Carson Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/19 (AGM)	485,000	544,524
Carson Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/20 (AGM)	785,000	898,943
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28 (AGM)	1,190,000	1,441,828
City & County of San Francisco COP, 5.00%, 4/1/29	1,170,000	1,298,934
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	660,000	742,104
Eastern Municipal Water District Rev., 4.00%, 7/1/16	400,000	401,172
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/24(4)	700,000	593,754
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(1)	600,000	312,408
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	1,250,000	444,788
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	500,000	600,865
Foothill-Eastern Transportation Corridor Agency Rev., 5.75%, 1/15/46	1,000,000	1,180,120
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	3,250,000	3,878,030
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	1,000,000	1,188,950
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25 (AGM)(1)	1,000,000	821,270
Golden State Tobacco Securitization Corp. Rev., 4.50%, 6/1/27	445,000	448,658
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/33	750,000	754,920
Grossmont Union High School District GO, 5.00%, 8/1/43	1,000,000	1,178,870
Hayward Area Recreation and Park District COP, 5.125%, 1/1/39	1,000,000	1,153,040
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	555,000	654,195
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	590,000	672,783
Irvine Special Assessment, 4.00%, 9/2/17	365,000	379,162
Irvine Special Assessment, 4.00%, 9/2/18	375,000	399,698
Irvine Special Assessment, 4.00%, 9/2/19	600,000	653,808
Irvine Special Assessment, 5.00%, 9/2/26	1,000,000	1,254,640
Irvine Special Tax, 5.00%, 9/1/49	1,000,000	1,131,180
Kaweah Delta Health Care District Rev., 4.00%, 6/1/45	750,000	792,090
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/29	635,000	715,956
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/39 (AGM)(5)	1,850,000	2,190,640
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co.)	330,000	408,448
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	695,000	917,268
Long Beach Marina System Rev., (Alamitos Bay Marina Project), 5.00%, 5/15/40	1,250,000	1,419,812
Los Alamitos Unified School District COP, Capital Appreciation, 0.00%, 8/1/24(4)	1,100,000	954,272
Los Angeles Community College District GO, 5.00%, 8/1/17, Prerefunded at 100% of Par (NATL)(2)	1,425,000	1,498,174
Los Angeles County Regional Financing Authority Rev., (MonteCedro, Inc.), 3.00%, 11/15/20 (California Mortgage Insurance)	65,000	65,148
Los Angeles County Regional Financing Authority Rev., (MonteCedro, Inc.), 3.00%, 11/15/21 (California Mortgage Insurance)	355,000	355,802
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/35	1,500,000	1,820,130
Los Angeles Department of Airports Rev., 5.25%, 5/15/18, Prerefunded at 100% of Par(2)	2,120,000	2,308,002
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	1,000,000	1,137,150
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	2,000,000	2,271,000
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/19	1,000,000	1,125,370
Los Angeles Department of Water & Power Rev., 5.25%, 7/1/38	4,000,000	4,347,880
Los Angeles Unified School District GO, 5.00%, 7/1/16, Prerefunded at 100% of Par (FGIC)(2)	2,000,000	2,007,320
Los Angeles Unified School District GO, 4.00%, 7/1/17	1,000,000	1,036,650
Los Angeles Unified School District GO, 5.00%, 7/1/18	1,280,000	1,392,794
Los Angeles Unified School District GO, 5.00%, 7/1/18	2,000,000	2,176,240
Los Angeles Unified School District GO, 5.25%, 7/1/26	1,000,000	1,161,130

Los Angeles Unified School District GO, 5.00%, 7/1/29	2,000,000	2,241,660
Los Angeles Unified School District GO, 5.00%, 7/1/30	690,000	851,315
Los Angeles Unified School District GO, 5.00%, 7/1/32 (AGM)	1,020,000	1,066,451
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup, Inc.)	1,000,000	1,500,380
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup, Inc.)	880,000	1,320,334
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup, Inc.)	425,000	612,859
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(1)	5,905,000	4,086,969
Modesto Irrigation District COP, 5.75%, 10/1/34	2,500,000	2,809,400
Mount San Antonio Community College District GO, 5.00%, 8/1/34	1,000,000	1,208,250
Municipal Improvement Corp. of Los Angeles Rev., 4.00%, 11/1/34(5)	600,000	669,246
Municipal Improvement Corp. of Los Angeles Rev., 4.00%, 11/1/35(5)	750,000	831,532
New Haven Unified School District GO, 12.00%, 8/1/18 (AGM)	880,000	1,090,179
New Haven Unified School District GO, 5.00%, 8/1/45	1,500,000	1,794,600
Newport Beach Rev., (Hoag Memorial Hospital/Newport Healthcare Obligated Group), 6.00%, 12/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,253,520
North Lake Tahoe Public Financing Authority Rev., 5.00%, 12/1/21	500,000	597,595
Oakland Unified School District/Alameda County GO, 5.50%, 8/1/32	1,000,000	1,189,300
Oakland Unified School District/Alameda County GO, 6.625%, 8/1/38	460,000	562,488
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/40	450,000	525,177
Ontario Public Financing Authority Rev., 5.00%, 7/1/43	1,000,000	1,186,310
Orange County Community Facilities District Special Tax, 5.00%, 8/15/35	1,000,000	1,168,460
Orange County Sanitation District Rev., 4.00%, 11/15/16	2,000,000	2,029,740
Orange County Transportation Authority Rev., 5.00%, 8/15/25	1,000,000	1,224,530
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	1,500,000	1,784,745
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	1,000,000	1,186,630
Oxnard School District GO, 3.00%, 8/1/20 (AGM)(4)	700,000	744,261
Palomar Health COP, 6.75%, 11/1/39	500,000	558,975
Palomar Health COP, 6.00%, 11/1/41	750,000	802,628
Palomar Health GO, Capital Appreciation, 0.00%, 8/1/19 (AGC)(4)	1,670,000	1,977,163
Palos Verdes Peninsula Unified School District GO, 0.00%, 8/1/33(1)	2,600,000	1,554,176
Paramount Unified School District GO, Capital Appreciation, 0.00%, 8/1/51 (BAM)(1)	7,500,000	847,800
Pomona Unified School District GO, 6.55%, 8/1/29 (NATL)	1,000,000	1,350,940
Pomona Unified School District GO, 6.15%, 8/1/30 (NATL)	855,000	1,060,268
Port of Los Angeles Rev., 5.00%, 8/1/27	500,000	562,810
Porterville Public Financing Authority Rev., 5.625%, 10/1/36	1,500,000	1,787,955
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(1)	2,110,000	905,232
Poway Unified School District Rev., 7.875%, 9/15/39	1,010,000	1,182,144
Riverside County Asset Leasing Corp. Rev., 5.00%, 11/1/43	1,000,000	1,148,560
Riverside County Redevelopment Successor Agency Tax Allocation, 6.50%, 10/1/40	625,000	753,138
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(1)	1,555,000	845,314
Riverside Sewer Rev., 5.00%, 8/1/40	500,000	591,735
Sacramento County Airport System Rev., (Grant Revenue Bonds), 5.625%, 7/1/29	1,000,000	1,094,140
Sacramento County Sanitation Districts Financing Authority Rev., VRN, 0.96%, 6/1/16 (NATL)	1,500,000	1,390,650
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	385,000	456,991
Saddleback Valley Unified School District Public Financing Authority Special Tax, 6.00%, 9/1/16 (AGM)	1,000,000	1,013,030
San Bernardino Community College District GO, Capital Appreciation, 0.00%, 8/1/19(4)	7,400,000	8,077,618
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	1,350,000	1,669,410
San County Diego Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	275,000	347,820
San County Diego Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/26	850,000	1,065,228
San County Diego Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	225,000	275,209

San Diego County Regional Airport Authority Rev., 5.00%, 7/1/40	1,500,000	1,700,805
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/43	1,000,000	1,149,450
San Diego County Water Authority Financing Corp. Rev., 5.00%, 7/1/16	1,665,000	1,665,000
San Diego Public Facilities Financing Authority Rev., 5.00%, 10/15/44	1,300,000	1,557,998
San Diego Public Facilities Financing Authority Sewer Rev., 5.25%, 5/15/19, Prerefunded at 100% of Par(2)	2,000,000	2,256,780
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/30	2,000,000	2,421,300
San Diego Unified Port District Rev., 5.00%, 9/1/24	500,000	607,515
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/44(1)	2,880,000	1,082,448
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/49(1)	1,000,000	309,660
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.25%, 5/1/23	3,000,000	3,374,850
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/40	2,150,000	2,431,112
San Francisco City & County Redevelopment Agency Tax Allocation, 6.625%, 2/1/21, Prerefunded at 100% of Par(2)	500,000	624,145
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/31	400,000	472,796
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/43	500,000	577,420
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/41	1,000,000	1,164,610
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/45	1,000,000	1,189,010
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/34	1,000,000	1,136,840
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/44	1,000,000	1,129,830
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	1,000,000	1,117,400
San Mateo Special Tax, 5.875%, 9/1/32	685,000	803,889
San Mateo Special Tax, 5.50%, 9/1/44	750,000	848,940
Santa Clara Electric Rev., 5.00%, 7/1/30	500,000	578,970
Santa Cruz County Redevelopment Agency Tax Allocation, 5.00%, 9/1/35 (AGM)	1,500,000	1,782,015
Santa Monica Redevelopment Agency Tax Allocation, 5.00%, 7/1/42	400,000	460,652
Santa Monica Redevelopment Agency Tax Allocation, 5.875%, 7/1/42	400,000	478,624
Santa Rosa Wastewater Rev., Capital Appreciation, 0.00%, 9/1/24 (Ambac)(1)	2,000,000	1,683,600
Silicon Valley Clean Water Rev., 5.00%, 8/1/45	1,205,000	1,459,171
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NATL)	1,325,000	1,606,046
South Placer Wastewater Authority Rev., VRN, 0.73%, 6/2/16	1,650,000	1,641,436
Southern California Public Power Authority Rev., 5.00%, 7/1/17	1,050,000	1,099,812
State of California GO, 5.00%, 7/1/16(2)	1,700,000	1,706,375
State of California GO, 5.00%, 2/1/27	3,000,000	3,646,170
State of California GO, 5.00%, 2/1/28	1,000,000	1,211,170
State of California GO, 5.00%, 3/1/28	2,000,000	2,480,300
State of California GO, 5.25%, 9/1/32	2,000,000	2,383,920
State of California GO, 6.50%, 4/1/33	5,000,000	5,787,600
State of California GO, 5.00%, 4/1/38	2,500,000	2,680,700
State of California GO, 6.00%, 4/1/38	2,500,000	2,855,100
State of California GO, 6.00%, 11/1/39	5,000,000	5,854,200
State of California GO, 5.50%, 3/1/40	3,000,000	3,500,430
State of California GO, 5.00%, 10/1/41	2,000,000	2,346,260
State of California GO, 5.00%, 8/1/45	2,795,000	3,364,174
State of California GO, VRN, 1.30%, 6/2/16	2,000,000	2,012,160
State of California GO, VRN, 1.40%, 6/2/16	800,000	806,768
State of California GO, VRN, 1.55%, 6/2/16	960,000	974,842
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/18	2,000,000	2,162,380
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/21	715,000	772,286
Stockton Public Financing Authority Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,219,430
Stockton Public Financing Authority Rev., 6.25%, 10/1/40	750,000	940,777

Stockton Unified School District GO, 5.00%, 8/1/29	3,485,000	4,281,601
Stockton Unified School District GO, 5.00%, 8/1/31	1,000,000	1,213,470
Stockton Unified School District GO, 5.00%, 8/1/42 (AGM)	430,000	502,378
Susanville Public Financing Authority Rev., 6.00%, 6/1/45	1,000,000	1,115,700
Sutter Union High School District GO, Capital Appreciation, 0.00%, 8/1/49 (BAM)(1)	2,225,000	575,941
Sweetwater Union High School District GO, 4.00%, 8/1/42	1,205,000	1,312,823
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/37	500,000	499,975
Tuolumne Wind Project Authority Rev., 5.625%, 1/1/29	1,200,000	1,339,704
Tustin Unified School District Special Tax, 6.00%, 9/1/40	2,000,000	2,324,900
University of California Rev., 5.00%, 5/15/25	1,000,000	1,240,160
University of California Rev., VRDN, 5.00%, 5/15/23	2,000,000	2,473,780
Ventura County Community College District GO, 5.50%, 8/1/18, Prerefunded at 100% of Par(2)	3,000,000	3,310,770
Victor Valley Community College District GO, 4.00%, 8/1/44	3,350,000	3,684,765
West Contra Costa Unified School District GO, 4.00%, 8/1/46	1,000,000	1,082,930
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/38(1)	3,000,000	1,347,030
		347,646,555
Guam — 0.7%
Guam Government Power Authority Rev., 5.50%, 10/1/40	2,150,000	2,396,412
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $310,653,143)		350,042,967
OTHER ASSETS AND LIABILITIES — (0.2)%		(580,409)
TOTAL NET ASSETS — 100.0%		$349,462,558

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,317,508, which represented 0.4% of total net assets.

(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of May 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$310,653,143
Gross tax appreciation of investments	$39,406,757
Gross tax depreciation of investments	(16,933)
Net tax appreciation (depreciation) of investments	$39,389,824

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
California Tax-Free Money Market Fund
May 31, 2016

California Tax-Free Money Market - Schedule of Investments
MAY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.2%
California — 99.2%
California Enterprise Development Authority Rev., (Community Hospice, Inc.), VRDN, 0.43%, 6/2/16 (LOC: Bank of Stockton and FHLB)	3,445,000	3,445,000
California Enterprise Development Authority Rev., (Humane Society Silicon Valley), VRDN, 0.43%, 6/2/16 (LOC: First Republic Bank and FHLB)	6,080,000	6,080,000
California Health Facilities Financing Authority Rev., (Dignity Health Obligated Group), VRDN, 0.45%, 6/1/16 (NATL)(LOC: JPMorgan Chase Bank N.A.)	1,700,000	1,700,000
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/16	1,000,000	1,009,610
California Health Facilities Financing Authority Rev., VRDN, 0.29%, 6/1/16 (LOC: U.S. Bank N.A.)	1,350,000	1,350,000
California Infrastructure & Economic Development Bank Rev., (All Sato Kreis Holding LLC), VRDN, 0.42%, 6/2/16 (LOC: Bank of the West)	1,000,000	1,000,000
California Infrastructure & Economic Development Bank Rev., (Catalina Island Museum), VRDN, 0.46%, 6/2/16 (LOC: Bank of the West)	960,000	960,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 0.41%, 6/2/16 (LOC: Rabobank N.A. and Rabobank Nederland)	3,205,000	3,205,000
California Infrastructure & Economic Development Bank Rev., (Goodwill Industries of Orange County), VRDN, 0.42%, 6/2/16 (LOC: Wells Fargo Bank N.A.)	2,315,000	2,315,000
California Infrastructure & Economic Development Bank Rev., (Le Lycee Francais de Los Angeles), VRDN, 0.40%, 6/2/16 (LOC: U.S. Bank N.A.)	1,585,000	1,585,000
California Infrastructure & Economic Development Bank Rev., (South Malt Avenue Corp.), VRDN, 0.43%, 6/2/16 (LOC: City National Bank and FHLB)	1,335,000	1,335,000
California Infrastructure & Economic Development Bank Rev., VRDN, 0.46%, 6/2/16 (LOC: MUFG Union Bank N.A.)	2,030,000	2,030,000
California Municipal Finance Authority Rev., (High Desert Partnership In Academic Excellence Foundation, Inc.), VRDN, 0.46%, 6/2/16 (LOC: MUFG Union Bank N.A.)	2,000,000	2,000,000
California Municipal Finance Authority Rev., (Westmont College), VRDN, 0.50%, 6/2/16 (LOC: Comerica Bank)	3,805,000	3,805,000
California State University Rev., 5.00%, 11/1/16	750,000	764,506
California Statewide Communities Development Authority Rev., (Goodwill Industries of Santa Cruz Monterey and San Luis Obispo Counties), VRDN, 0.42%, 6/2/16 (LOC: Wells Fargo Bank N.A.)	2,200,000	2,200,000
Contra Costa County Public Financing Authority Rev., 3.00%, 6/1/16	1,000,000	1,000,000
Eastern Municipal Water District Rev., VRN, 0.45%, 6/2/16	5,175,000	5,175,000
Eastern Municipal Water District Rev., VRN, 0.49%, 6/2/16	5,000,000	5,000,000
Hesperia Public Financing Authority Rev., VRDN, 0.60%, 6/1/16 (LOC: Bank of the West)	605,000	605,000
Irvine Special Assessment, VRDN, 0.29%, 6/1/16 (LOC: U.S. Bank N.A.)	1,000,000	1,000,000
Irvine Ranch Water District Special Assessment, VRN, 0.48%, 6/2/16	6,000,000	6,000,000
Irvine Ranch Water District Special Assessment, VRN, 0.48%, 6/2/16	3,000,000	3,000,000
Long Beach Unified School District GO, 3.00%, 8/1/16	1,150,000	1,155,185
Los Angeles GO, 2.00%, 6/30/16	5,000,000	5,006,649
Los Angeles County Rev., 5.00%, 6/30/16	3,500,000	3,513,023
Metropolitan Water District of Southern California Rev., VRN, 0.48%, 6/2/16	5,000,000	5,000,000
Metropolitan Water District of Southern California Rev., VRN, 0.60%, 6/2/16	3,500,000	3,500,000
Metropolitan Water District of Southern California Rev., VRN, 0.60%, 6/2/16	2,500,000	2,500,000
Monterey Peninsula Water Management District COP, VRDN, 0.50%, 6/2/16 (LOC: Wells Fargo Bank N.A.)	2,700,000	2,700,000
Ohlone Community College District GO, 2.00%, 8/1/16	1,400,000	1,403,450
Oroville Rev., (Oroville Hospital), VRDN, 0.50%, 6/2/16 (LOC: Comerica Bank)	4,150,000	4,150,000
Pasadena COP, VRDN, 0.40%, 6/2/16 (LOC: Bank of America N.A.)	2,700,000	2,700,000
Pittsburg Public Financing Authority Rev., VRDN, 0.43%, 6/2/16 (LOC: Bank of the West)	6,090,000	6,090,000
Reedley COP, (Mennonite Brethren Homes, Inc.), VRDN, 0.41%, 6/2/16 (LOC: Bank of the Sierra and FHLB)	7,000,000	7,000,000
Riverside County Rev., 2.00%, 10/12/16	5,000,000	5,030,784

Riverside Water Rev. VRN, 0.55%, 6/2/16	9,000,000	9,000,000
Sacramento Municipal Utility District Rev., 5.00%, 8/15/16 (AGM)	1,200,000	1,211,537
San Bernardino County Rev., (WLP Parkview Place Apartments LLC), VRDN, 0.40%, 6/2/16 (LIQ FAC: FNMA)	3,420,000	3,420,000
San Diego County Water Authority, 0.45%, 7/21/16	5,000,000	5,000,000
San Diego Unified School District GO, 5.00%, 7/1/16	1,290,000	1,294,890
San Mateo Joint Powers Financing Authority Rev., 2.00%, 7/15/16	3,375,000	3,381,792
Santa Clara County Housing Authority Rev., (SR Fountains LP), VRDN, 0.43%, 6/2/16 (LOC: Citibank N.A.)	1,030,000	1,030,000
State of California GO, 5.00%, 2/1/17	2,000,000	2,059,797
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.47%, 6/2/16 (LIQ FAC: Bank of America N.A.)(1)	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.48%, 6/2/16 (AGM)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,590,000	3,590,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.48%, 6/2/16 (AGM)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	6,590,000	6,590,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.50%, 6/2/16 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	7,045,000	7,045,000
Town of Apple Valley COP, VRDN, 0.46%, 6/2/16 (LOC: MUFG Union Bank N.A.)	1,480,000	1,480,000
Victorville Joint Powers Finance Authority Rev., VRDN, 1.15%, 6/2/16 (LOC: BNP Paribas)	12,475,000	12,475,000
West Contra Costa Unified School District GO, 2.00%, 8/1/16	4,000,000	4,010,251
Yolo County Rev., (Beckett Hall, Inc.), VRDN, 0.62%, 6/2/16 (LOC: Bank of the West)	7,410,000	7,410,000
TOTAL INVESTMENT SECURITIES — 99.2%		180,311,474
OTHER ASSETS AND LIABILITIES — 0.8%		1,421,665
TOTAL NET ASSETS — 100.0%		$181,733,139

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $22,225,000, which represented 12.2% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-ended management investments companies are valued at the reported NAV per share. If the fund determines that amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of May 31, 2016, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$180,311,474

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	July 28, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	July 28, 2016